UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (86.8%)
Consumer Discretionary (11.4%)
*	AutoZone Inc.	279,400	38,968
	H & R Block, Inc.	1,368,900	31,101
*	Dollar Tree, Inc.	719,947	30,094
	Whirlpool Corp.	553,600	22,891
	Polo Ralph Lauren Corp.	490,089	22,255
*	Marvel Entertainment, Inc.	635,600	19,545
	Sherwin-Williams Co.	322,257	19,255
*	Priceline.com, Inc.	236,900	17,448
	DeVry, Inc.	211,900	12,165
*	JAKKS Pacific, Inc.	559,399	11,540
	Darden Restaurants Inc.	407,232	11,476
*	ITT Educational Services, Inc.	107,200	10,182
	Autoliv, Inc.	388,514	8,337
*	Aeropostale, Inc.	504,850	8,128
	The Stanley Works	226,000	7,707
	Cablevision Systems NY Group Class A	405,200	6,824
	Bob Evans Farms, Inc.	310,517	6,344
*	DreamWorks Animation SKG, Inc.	238,000	6,012
	Wyndham Worldwide Corp.	735,700	4,819
	Meredith Corp.	254,820	4,362
*	Helen of Troy Ltd.	244,400	4,243
*	Big Lots Inc.	287,400	4,164
*	Denny's Corp.	1,896,580	3,774
	Ross Stores, Inc.	125,749	3,738
*	Urban Outfitters, Inc.	244,200	3,658
*	Exide Technologies	683,300	3,615
	Burger King Holdings Inc.	149,100	3,560
	International Speedway Corp.	109,900	3,157
	Sinclair Broadcast Group, Inc.	898,516	2,785
*,^	Jos. A. Bank Clothiers, Inc.	101,900	2,665
	Interactive Data Corp.	96,534	2,380
	Snap-On Inc.	60,300	2,375
*	True Religion Apparel, Inc.	175,700	2,186
*	NVR, Inc.	4,500	2,053
*	CEC Entertainment Inc.	84,600	2,052
	UniFirst Corp.	66,103	1,963
*	Jarden Corp.	160,400	1,845
*	The Goodyear Tire & Rubber Co.	307,700	1,837
*	Rent-A-Center, Inc.	103,900	1,834
	Polaris Industries, Inc.	61,700	1,768
	Regal Entertainment Group Class A	164,047	1,675
	Black & Decker Corp.	37,800	1,580
	CSS Industries, Inc.	75,800	1,345
	RadioShack Corp.	100,400	1,199

	Sonic Automotive, Inc.	260,500	1,037
*	Jack in the Box Inc.	45,865	1,013
	American Greetings Corp. Class A	122,600	928
^	Columbia Sportswear Co.	25,800	913
*	Ascent Media Corp.	38,600	843
	Service Corp. International	162,307	807
	Regis Corp.	52,500	763
*	Bally Technologies Inc.	31,700	762
	Movado Group, Inc.	70,400	661
*	Steiner Leisure Ltd.	21,300	629
*	Interpublic Group of Cos., Inc.	156,700	621
	Limited Brands, Inc.	61,200	614
*	thinkorswim Group, Inc.	90,300	507
	CKE Restaurants Inc.	57,800	502
*	AFC Enterprises, Inc.	105,300	494
	Dover Downs Gaming & Entertainment, Inc.	127,950	407
	Journal Communications, Inc.	155,300	380
*	Jo-Ann Stores, Inc.	24,500	379
*	Pre-Paid Legal Services, Inc.	10,100	377
*	Town Sports International Holdings, Inc.	116,300	371
	Stage Stores, Inc.	44,900	370
	WABCO Holdings Inc.	20,300	321
	ArvinMeritor, Inc.	103,800	296
*	1-800-FLOWERS.COM, Inc.	73,900	282
	Pulte Homes, Inc.	24,300	266
*	Unifi, Inc.	92,800	262
	VF Corp.	4,500	246
	Fisher Communications, Inc.	11,500	237
*	Lear Corp.	168,200	237
	Barnes & Noble, Inc.	15,500	232
	Cinemark Holdings Inc.	31,100	231
	Scripps Networks Interactive	8,800	194
*	Valassis Communications, Inc.	135,050	178
*	Quiksilver, Inc.	96,100	177
*	P.F. Chang's China Bistro, Inc.	7,600	159
*	HSN, Inc.	19,007	138
*,^	Blockbuster Inc. Class A	89,600	113
	Oxford Industries, Inc.	12,700	111
	Cato Corp. Class A	6,900	104
*	Mediacom Communications Corp.	21,800	94
*	California Pizza Kitchen, Inc.	7,600	81
*	The Warnaco Group, Inc.	3,800	75
	Family Dollar Stores, Inc.	2,800	73
*	Timberland Co.	5,600	65
	Stewart Enterprises, Inc. Class A	20,400	61
	Belo Corp. Class A	34,600	54
	PRIMEDIA Inc.	22,610	49
*	Brink's Home Security Holdings, Inc.	2,200	48
*	The Gymboree Corp.	1,800	47
	Warner Music Group Corp.	15,500	47
	Speedway Motorsports, Inc.	2,900	47
*	Carter's, Inc.	1,800	35

	La-Z-Boy Inc.	13,202	29
	The Buckle, Inc.	1,050	23
*	Zale Corp.	6,700	22
	Jones Apparel Group, Inc.	3,800	22
*	Cox Radio, Inc.	2,200	13
*	RCN Corp.	1,800	11
*	Ticketmaster Entertainment Inc.	1,600	10
*	Charlotte Russe Holding Inc.	1,300	8
*	New York & Co., Inc.	3,400	8
	Finish Line, Inc.	600	3
	Guess ?, Inc.	200	3

			378,994
Consumer Staples (4.1%)
	Molson Coors Brewing Co. Class B	540,100	26,422
*	Dr. Pepper Snapple Group, Inc.	1,027,000	16,689
	Nash-Finch Co.	272,995	12,255
^	Cal-Maine Foods, Inc.	420,897	12,080
*	Ralcorp Holdings, Inc.	192,699	11,254
	Herbalife Ltd.	489,700	10,617
*	Chiquita Brands International, Inc.	579,700	8,568
	SuperValu Inc.	512,000	7,475
	PepsiAmericas, Inc.	322,905	6,574
	The Pepsi Bottling Group, Inc.	213,400	4,804
	Universal Corp. (VA)	132,136	3,947
	The Estee Lauder Cos. Inc. Class A	108,300	3,353
	Corn Products International, Inc.	112,500	3,246
*	Revlon, Inc.	342,800	2,286
*	Prestige Brands Holdings Inc.	215,300	2,271
*	Alliance One International, Inc.	542,200	1,594
	Bunge Ltd.	21,800	1,128
	Coca-Cola Bottling Co.	6,800	312
	Vector Group Ltd.	16,900	230
	Village Super Market Inc. Class A	2,000	115
*	National Beverage Corp.	12,530	113
	Alberto-Culver Co.	4,400	108
	J.M. Smucker Co.	2,400	104

			135,545
Energy (6.5%)
	Murphy Oil Corp.	582,300	25,825
	ENSCO International, Inc.	804,309	22,834
	Helmerich & Payne, Inc.	793,442	18,051
*	Plains Exploration & Production Co.	757,300	17,600
*	Whiting Petroleum Corp.	491,900	16,459
*	Comstock Resources, Inc.	317,896	15,021
	Tidewater Inc.	321,200	12,935
*	Swift Energy Co.	765,400	12,866
	Noble Corp.	496,022	10,942
	Massey Energy Co.	641,600	8,848
	El Paso Corp.	999,600	7,827
*	Mariner Energy Inc.	710,500	7,247
*	Ultra Petroleum Corp.	157,100	5,421
	W&T Offshore, Inc.	357,000	5,112

*	Denbury Resources, Inc.	461,400	5,038
*	Superior Energy Services, Inc.	248,647	3,961
*	Nabors Industries, Inc.	278,062	3,328
*	SEACOR Holdings Inc.	40,100	2,673
*	Oil States International, Inc.	105,707	1,976
	Cimarex Energy Co.	71,021	1,902
*	Rosetta Resources, Inc.	225,500	1,597
	Walter Industries, Inc.	79,000	1,383
*	McMoRan Exploration Co.	135,700	1,330
	Overseas Shipholding Group Inc.	18,800	792
*	Clayton Williams Energy, Inc.	17,318	787
*	Gulfmark Offshore, Inc.	31,700	754
*	Contango Oil & Gas Co.	10,400	585
*	Matrix Service Co.	65,100	499
*	General Maritime Corp.	40,200	434
*	Encore Acquisition Co.	16,000	408
*	Alpha Natural Resources, Inc.	21,200	343
*	Complete Production Services, Inc.	40,200	328
	World Fuel Services Corp.	8,700	322
*	Vaalco Energy, Inc.	39,800	296
*	PetroQuest Energy, Inc.	23,600	160
	Precision Drilling Trust	10,154	85
*	Unit Corp.	3,100	83
*	Forest Oil Corp.	4,200	69
	St. Mary Land & Exploration Co.	3,100	63
*	PHI Inc. Non-Voting Shares	2,900	41
*	Pride International, Inc.	1,800	29
*	Energy Partners, Ltd.	9,000	12

			216,266
Financials (16.2%)
	Unum Group	2,069,700	38,496
	Bank of Hawaii Corp.	662,741	29,936
	Cullen/Frost Bankers, Inc.	561,800	28,472
*	Nasdaq Stock Market Inc.	1,134,500	28,034
*	Arch Capital Group Ltd.	361,200	25,320
	Axis Capital Holdings Ltd.	764,780	22,270
	Platinum Underwriters Holdings, Ltd.	477,700	17,235
	Torchmark Corp.	379,455	16,962
*	TD Ameritrade Holding Corp.	1,159,290	16,520
	FirstMerit Corp.	750,925	15,462
	Annaly Capital Management Inc. REIT	853,200	13,540
	HCP, Inc. REIT	486,800	13,518
	Aspen Insurance Holdings Ltd.	421,100	10,212
	Plum Creek Timber Co. Inc. REIT	272,500	9,467
*	EZCORP, Inc.	563,426	8,570
	Host Hotels & Resorts Inc. REIT	1,121,200	8,488
	Nationwide Health Properties, Inc. REIT	260,100	7,470
	PartnerRe Ltd.	104,019	7,413
	NBT Bancorp, Inc.	258,652	7,232
	Senior Housing Properties Trust REIT	366,000	6,559
	IPC Holdings Ltd.	212,400	6,351
*,^	The St. Joe Co.	256,700	6,243

	Highwood Properties, Inc. REIT	225,700	6,175
*	Interactive Brokers Group, Inc.	335,900	6,009
	Associated Banc-Corp.	279,623	5,853
	Healthcare Realty Trust Inc. REIT	246,854	5,796
	Entertainment Properties Trust REIT	194,000	5,781
	City Holding Co.	164,155	5,709
	Mack-Cali Realty Corp. REIT	212,700	5,211
	Hospitality Properties Trust REIT	333,000	4,952
	Douglas Emmett, Inc. REIT	354,300	4,627
	Washington REIT	162,600	4,602
	Home Properties, Inc. REIT	111,200	4,515
	National City Corp.	2,484,100	4,496
	Rayonier Inc. REIT	142,050	4,453
	National Retail Properties REIT	257,100	4,420
*	Reinsurance Group of America, Inc.	97,007	4,154
	Mid-America Apartment Communities, Inc. REIT	105,500	3,920
	BancFirst Corp.	68,322	3,616
	Taubman Co. REIT	141,500	3,603
	Avalonbay Communities, Inc. REIT	57,400	3,477
	WSFS Financial Corp.	72,150	3,463
	Ventas, Inc. REIT	98,800	3,317
	UMB Financial Corp.	67,400	3,312
*	Sovereign Bancorp, Inc.	1,107,500	3,300
	Jones Lang LaSalle Inc.	118,500	3,282
	Parkway Properties Inc. REIT	178,800	3,218
	Everest Re Group, Ltd.	42,200	3,213
	Willis Group Holdings Ltd.	116,900	2,909
	CapitalSource Inc. REIT	619,500	2,862
	First Community Bancshares, Inc.	81,200	2,831
	Republic Bancorp, Inc. Class A	100,349	2,730
	Post Properties, Inc. REIT	157,200	2,594
	Colonial Properties Trust REIT	288,960	2,407
	Health Care Inc. REIT	53,800	2,270
	Janus Capital Group Inc.	278,900	2,240
	Cash America International Inc.	81,000	2,215
	American Financial Group, Inc.	95,200	2,178
	Pennsylvania REIT	267,300	1,991
	First BanCorp Puerto Rico	177,861	1,981
*	CB Richard Ellis Group, Inc.	418,200	1,807
	Alexandria Real Estate Equities, Inc. REIT	29,600	1,786
*	Knight Capital Group, Inc. Class A	110,453	1,784
	Kimco Realty Corp. REIT	97,373	1,780
	BOK Financial Corp.	42,100	1,701
	Potlatch Corp. REIT	62,900	1,636
	LTC Properties, Inc. REIT	79,600	1,614
	Sun Communities, Inc. REIT	110,100	1,541
	First Merchants Corp.	68,930	1,531
^	Heartland Financial USA, Inc.	69,500	1,431
	International Bancshares Corp.	64,500	1,408
	S & T Bancorp, Inc.	37,100	1,317
*	Ocwen Financial Corp.	141,137	1,296
	Oriental Financial Group Inc.	212,100	1,283

	Federal Realty Investment Trust REIT	20,400	1,266
	Provident Financial Services Inc.	81,900	1,253
	Cedar Shopping Centers, Inc. REIT	163,000	1,154
	First Commonwealth Financial Corp.	91,620	1,134
	Tompkins Trustco, Inc.	19,200	1,113
	Safety Insurance Group, Inc.	29,053	1,106
	Hudson City Bancorp, Inc.	66,600	1,063
	Suffolk Bancorp	27,200	977
	U-Store-It Trust REIT	205,600	915
	American Physicians Capital, Inc.	18,100	871
	Lakeland Financial Corp.	36,400	867
	Federated Investors, Inc.	49,700	843
	Provident New York Bancorp, Inc.	66,802	828
	DuPont Fabros Technology Inc. REIT	390,600	809
*	Amerisafe Inc.	37,600	772
	LaSalle Hotel Properties REIT	59,600	659
	SL Green Realty Corp. REIT	24,326	630
*	FPIC Insurance Group, Inc.	13,600	595
	Liberty Property Trust REIT	25,700	587
	Commerce Bancshares, Inc.	13,201	580
^	JER Investors Trust Inc. REIT	620,900	577
	Anworth Mortgage Asset Corp. REIT	88,800	571
	Nelnet, Inc.	39,000	559
	Financial Federal Corp.	23,200	540
*	Crawford & Co. Class B	37,000	538
	Omega Healthcare Investors, Inc. REIT	33,500	535
	TriCo Bancshares	21,400	534
	TrustCo Bank NY	55,500	528
	First Financial Bankshares, Inc.	9,500	525
	Bank of the Ozarks, Inc.	16,500	489
	S.Y. Bancorp, Inc.	17,600	484
^	iStar Financial Inc. REIT	201,800	450
	Employers Holdings, Inc.	25,900	427
	National Western Life Insurance Co. Class A	2,500	423
	MFA Mortgage Investments, Inc. REIT	71,500	421
	Presidential Life Corp.	41,553	411
	Prospect Energy Corp.	27,800	333
	The Macerich Co. REIT	16,100	292
	Acadia Realty Trust REIT	20,100	287
*	CNA Surety Corp.	14,500	278
	Simmons First National Corp.	9,400	277
	Wilshire Bancorp Inc.	29,200	265
*	Beneficial Mutual Bancorp, Inc.	23,300	262
	Berkshire Hills Bancorp, Inc.	8,300	256
	Community Bank System, Inc.	10,100	246
	First Financial Holdings, Inc.	11,900	241
	Arrow Financial Corp.	9,300	234
	Provident Bankshares Corp.	22,280	215
	Essex Property Trust, Inc. REIT	2,000	154
	Digital Realty Trust, Inc. REIT	4,600	151
	Developers Diversified Realty Corp. REIT	25,300	123
	UDR, Inc. REIT	8,500	117

	First Financial Bancorp	7,500	93
	Univest Corp. of Pennsylvania	2,700	87
*	LaBranche & Co. Inc.	12,500	60
	MB Financial, Inc.	2,000	56
*	SVB Financial Group	1,400	37
	Allied World Assurance Holdings, Ltd.	400	16
	BlackRock Kelso Capital Corp.	1,200	12
*	Cardtronics Inc.	8,638	11
*	Flagstar Bancorp, Inc.	9,500	7

			539,511
Health Care (9.6%)
	AmerisourceBergen Corp.	1,009,189	35,988
*	Lincare Holdings, Inc.	1,139,671	30,691
*,^	Cephalon, Inc.	383,600	29,553
*	Isis Pharmaceuticals, Inc.	1,261,602	17,890
*	Express Scripts Inc.	314,200	17,275
	STERIS Corp.	614,300	14,676
*	Intuitive Surgical, Inc.	106,900	13,575
	Universal Health Services Class B	301,906	11,343
*	Onyx Pharmaceuticals, Inc.	323,600	11,054
*	PAREXEL International Corp.	954,800	9,271
*	King Pharmaceuticals, Inc.	806,200	8,562
*	Emergent BioSolutions Inc.	314,788	8,219
*	Myriad Genetics, Inc.	116,600	7,726
*	Life Technologies Corp.	323,000	7,529
*	Cubist Pharmaceuticals, Inc.	226,000	5,460
*	DaVita, Inc.	98,900	4,902
*	Watson Pharmaceuticals, Inc.	172,500	4,583
	Invacare Corp.	292,200	4,535
*	Psychiatric Solutions, Inc.	162,000	4,512
*	Gen-Probe Inc.	100,900	4,323
*	Warner Chilcott Ltd.	287,800	4,173
*	OSI Pharmaceuticals, Inc.	101,800	3,975
*	PharMerica Corp.	234,953	3,682
*	Cynosure Inc.	401,500	3,666
	Martek Biosciences Corp.	120,300	3,646
*	Merit Medical Systems, Inc.	193,000	3,460
*	LifePoint Hospitals, Inc.	144,835	3,308
	Omnicare, Inc.	109,000	3,026
*	Valeant Pharmaceuticals International	129,800	2,972
*	ViroPharma Inc.	212,955	2,773
*	Skilled Healthcare Group Inc.	323,098	2,727
*	CONMED Corp.	103,906	2,488
*	Bio-Rad Laboratories, Inc. Class A	30,400	2,289
*	AMERIGROUP Corp.	73,700	2,176
	Quest Diagnostics, Inc.	38,900	2,019
*	Gentiva Health Services, Inc.	68,800	2,013
*	Albany Molecular Research, Inc.	190,390	1,854
*	AmSurg Corp.	77,520	1,809
*	Charles River Laboratories, Inc.	67,600	1,771
*	Cambrex Corp.	320,100	1,479
*	Questcor Pharmaceuticals, Inc.	133,866	1,246

*	Kensey Nash Corp.	51,800	1,005
*	Emergency Medical Services LP Class A	25,600	937
*	Cyberonics, Inc.	53,000	878
	Medicis Pharmaceutical Corp.	62,500	869
*	Kindred Healthcare, Inc.	50,600	659
*	eResearch Technology, Inc.	92,900	616
*	Centene Corp.	29,800	587
*	Henry Schein, Inc.	14,400	528
*	American Medical Systems Holdings, Inc.	51,200	460
*	CorVel Corp.	19,425	427
	Chemed Corp.	10,500	418
*	RehabCare Group, Inc.	27,400	415
*	Cross Country Healthcare, Inc.	44,675	393
*	Luminex Corp.	15,800	337
	Hill-Rom Holdings, Inc.	17,900	295
*	Hanger Orthopedic Group, Inc.	17,600	255
*	Res-Care, Inc.	17,000	255
*	Alliance Imaging, Inc.	30,100	240
	Owens & Minor, Inc.	4,800	181
*	Kendle International Inc.	7,000	180
*	K-V Pharmaceutical Co. Class A	62,000	179
*	Nabi Biopharmaceuticals	51,700	173
*	Endo Pharmaceuticals Holdings, Inc.	5,200	135
	Teleflex Inc.	2,000	100
	PDL BioPharma Inc.	13,500	83
*	Healthspring, Inc.	4,100	82
*	Alkermes, Inc.	5,400	58
*	PSS World Medical, Inc.	2,000	38
*	Caraco Pharmaceutical Laboratories, Ltd.	6,200	37
*	Facet Biotech Corp.	2,700	26
	Techne Corp.	400	26

			319,091
Industrials (14.4%)
	Parker Hannifin Corp.	853,241	36,297
	Cooper Industries, Inc. Class A	1,200,100	35,079
	Ryder System, Inc.	686,100	26,607
	Cummins Inc.	950,082	25,396
	Trinity Industries, Inc.	1,344,120	21,183
	Goodrich Corp.	570,696	21,127
	Manpower Inc.	581,175	19,754
*	AGCO Corp.	826,200	19,490
	R.R. Donnelley & Sons Co.	1,375,145	18,675
	Republic Services, Inc. Class A	749,819	18,588
	Hubbell Inc. Class B	540,500	17,664
*	EMCOR Group, Inc.	727,500	16,318
	GATX Corp.	452,320	14,008
*	Gardner Denver Inc.	546,660	12,759
*	United Stationers, Inc.	379,230	12,700
*,1	TBS International Ltd.	1,238,603	12,423
*	EnPro Industries, Inc.	557,500	12,009
*	Hertz Global Holdings Inc.	2,244,609	11,380
	Pacer International, Inc.	976,263	10,182

	L-3 Communications Holdings, Inc.	137,800	10,167
	Pitney Bowes, Inc.	378,700	9,649
	Steelcase Inc.	1,505,762	8,462
	Acuity Brands, Inc.	188,700	6,588
*	Columbus McKinnon Corp.	459,300	6,269
*	Sykes Enterprises, Inc.	327,500	6,262
^	Genco Shipping and Trading Ltd.	323,400	4,786
	Comfort Systems USA, Inc.	448,400	4,780
*	Perini Corp.	183,900	4,300
*,^	RSC Holdings Inc.	480,200	4,091
	Robbins & Myers, Inc.	215,100	3,478
	Knoll, Inc.	311,400	2,809
	Herman Miller, Inc.	207,500	2,704
*	ATC Technology Corp.	171,100	2,503
	Bucyrus International, Inc.	130,300	2,413
	Triumph Group, Inc.	56,425	2,396
*	School Specialty, Inc.	113,088	2,162
	Interface, Inc.	456,100	2,116
	Gibraltar Industries Inc.	176,699	2,110
	SPX Corp.	50,800	2,060
*	Genesee & Wyoming Inc. Class A	61,600	1,879
*	Republic Airways Holdings Inc.	158,100	1,687
*	GrafTech International Ltd.	180,900	1,505
*	Kirby Corp.	49,000	1,341
*	Marten Transport, Ltd.	70,400	1,335
	Titan International, Inc.	154,200	1,272
*	Cenveo Inc.	255,400	1,137
*	First Advantage Corp. Class A	76,000	1,075
	TAL International Group, Inc.	75,400	1,063
	The Manitowoc Co., Inc.	106,680	924
	CIRCOR International, Inc.	31,800	875
	McGrath RentCorp	38,500	822
	Textainer Group Holdings Ltd.	77,200	818
	Flowserve Corp.	15,800	814
*	CBIZ Inc.	93,684	810
	Werner Enterprises, Inc.	43,800	760
*	American Reprographics Co.	106,800	737
	Briggs & Stratton Corp.	39,000	686
*	Old Dominion Freight Line, Inc.	24,000	683
*	NCI Building Systems, Inc.	41,000	668
	Fluor Corp.	13,500	606
*	Terex Corp.	29,697	514
	A.O. Smith Corp.	14,400	425
*	MPS Group, Inc.	52,304	394
	Federal Signal Corp.	47,400	389
	The Dun & Bradstreet Corp.	4,900	378
*	Chart Industries, Inc.	35,500	377
*	Mastec Inc.	32,000	371
*	Pike Electric Corp.	29,300	360
	J.B. Hunt Transport Services, Inc.	11,400	300
	The Timken Co.	14,700	289
	AAON, Inc.	13,600	284

*	Blount International, Inc.	28,300	268
*	Waste Services, Inc.	38,200	251
	The Standard Register Co.	26,700	238
	Tredegar Corp.	11,400	207
	The Brink's Co.	6,500	175
*	Clearwater Paper Corp.	17,971	151
*	Energy Conversion Devices, Inc.	4,700	119
	Watson Wyatt & Co. Holdings	2,400	115
	Belden Inc.	4,000	84
	Viad Corp.	2,400	59
*	M&F Worldwide Corp.	2,000	31

			479,020
Information Technology (11.8%)
*	Hewitt Associates, Inc.	1,005,800	28,545
*	Sybase, Inc.	1,085,885	26,897
*	Sohu.com Inc.	566,300	26,809
*	Avnet, Inc.	1,297,600	23,629
*	Western Digital Corp.	1,879,400	21,519
*	Skyworks Solutions, Inc.	3,524,000	19,523
*	Lexmark International, Inc.	603,500	16,234
*	CSG Systems International, Inc.	915,978	16,002
*	Dolby Laboratories Inc.	479,600	15,712
*	Anixter International Inc.	492,000	14,819
*	EarthLink, Inc.	1,914,500	12,942
*	Integrated Device Technology Inc.	2,241,300	12,574
*	Marvell Technology Group Ltd.	1,860,700	12,411
*	ManTech International Corp.	216,100	11,710
*	Metavante Technologies	697,039	11,229
*	Interwoven Inc.	871,366	10,979
	Xilinx, Inc.	559,600	9,972
*	Plexus Corp.	557,666	9,452
*	QLogic Corp.	701,200	9,424
*	Amkor Technology, Inc.	2,876,551	6,271
	National Semiconductor Corp.	609,200	6,135
*	S1 Corp.	688,616	5,433
	United Online, Inc.	872,820	5,298
*	Silicon Image, Inc.	1,260,654	5,295
	Intersil Corp.	536,400	4,930
*	JDA Software Group, Inc.	353,100	4,636
*	SAIC, Inc.	181,800	3,541
*	NCR Corp.	200,100	2,829
*	Multi-Fineline Electronix, Inc.	239,442	2,799
*	MKS Instruments, Inc.	170,950	2,528
*	Synopsys, Inc.	114,770	2,126
*	iGATE Corp.	292,824	1,906
*	Fairchild Semiconductor International, Inc.	389,200	1,903
*,^	UTStarcom, Inc.	1,022,400	1,891
*	Flextronics International Ltd.	651,400	1,668
	Black Box Corp.	63,300	1,653
*	SYNNEX Corp.	143,000	1,620
*	Ciber, Inc.	336,000	1,616
	ADTRAN Inc.	106,500	1,585

	Diebold, Inc.	54,600	1,534
*	Alliance Data Systems Corp.	29,700	1,382
*	PMC Sierra Inc.	214,200	1,041
	CTS Corp.	186,615	1,028
	Methode Electronics, Inc. Class A	150,200	1,012
*	Sapient Corp.	194,600	864
*	Gartner, Inc. Class A	44,800	799
*	TNS Inc.	81,000	761
*	TIBCO Software Inc.	136,500	708
*	NCI, Inc.	20,300	612
	Take-Two Interactive Software, Inc.	72,200	546
*	SPSS, Inc.	20,000	539
*	TiVo Inc.	72,400	518
*	Cirrus Logic, Inc.	189,300	507
	Marchex, Inc.	83,200	485
*	Harmonic, Inc.	77,500	435
*	Starent Networks Corp.	31,300	373
*	Solera Holdings, Inc.	15,400	371
*	Compuware Corp.	49,800	336
*	TriQuint Semiconductor, Inc.	87,600	301
*	ON Semiconductor Corp.	82,000	279
	Lender Processing Services, Inc.	9,300	274
*	BigBand Networks Inc.	49,200	272
*	Manhattan Associates, Inc.	16,100	255
*	Standard Microsystem Corp.	11,862	194
*	Entegris Inc.	73,400	161
	Acxiom Corp.	19,800	161
*	Avocent Corp.	8,600	154
	MTS Systems Corp.	4,200	112
*	Convergys Corp.	14,200	91
	InfoSpace, Inc.	11,800	89
*	LSI Corp.	25,100	83
*	j2 Global Communications, Inc.	4,000	80
*	Veeco Instruments, Inc.	12,200	77
	Daktronics, Inc.	8,200	77
*	Ness Technologies Inc.	17,700	76
*	Semtech Corp.	6,400	72
*	3Com Corp.	23,900	55
*	Sanmina-SCI Corp.	106,000	50
	Renaissance Learning, Inc.	5,205	47
*	Net 1 UEPS Technologies, Inc.	2,900	40
*	Internet Brands Inc.	6,728	39
*	Ingram Micro, Inc. Class A	2,900	39
	Micrel, Inc.	4,900	36
*	Airvana, Inc.	5,002	31
	MAXIMUS, Inc.	800	28
*	Global Cash Access, Inc.	11,700	26
*	Tekelec	1,800	24

			393,119
Materials (4.8%)
*	Owens-Illinois, Inc.	977,700	26,721
	Eastman Chemical Co.	512,160	16,241

	CF Industries Holdings, Inc.	322,000	15,829
	Terra Industries, Inc.	911,300	15,191
	Greif Inc. Class A	450,300	15,054
	Celanese Corp. Series A	1,194,200	14,844
	AK Steel Holding Corp.	925,735	8,628
	Compass Minerals International, Inc.	129,900	7,620
	Schnitzer Steel Industries, Inc. Class A	176,400	6,641
	FMC Corp.	145,700	6,517
	Lubrizol Corp.	116,900	4,254
	Reliance Steel & Aluminum Co.	172,000	3,430
	Koppers Holdings, Inc.	141,469	3,059
	Innophos Holdings Inc.	133,300	2,641
	Rock-Tenn Co.	74,800	2,557
	Olin Corp.	112,300	2,030
	Airgas, Inc.	41,100	1,602
	Glatfelter	151,700	1,411
*	Buckeye Technology, Inc.	347,858	1,266
	Olympic Steel, Inc.	56,544	1,152
	Worthington Industries, Inc.	65,900	726
	Cliffs Natural Resources Inc.	21,700	556
	Stepan Co.	8,800	413

			158,383
Telecommunication Services (1.7%)
	Embarq Corp.	888,153	31,938
*	Syniverse Holdings Inc.	1,152,203	13,757
*	Cincinnati Bell Inc.	3,732,000	7,203
	Windstream Corp.	309,700	2,849
	Atlantic Tele-Network, Inc.	24,300	645
	NTELOS Holdings Corp.	16,500	407
*	Premiere Global Services, Inc.	35,300	304
	CenturyTel, Inc.	2,300	63
	FairPoint Communications, Inc.	8,000	26

			57,192
Utilities (6.3%)
	SCANA Corp.	869,078	30,939
	Alliant Energy Corp.	946,756	27,626
	CenterPoint Energy Inc.	1,926,008	24,306
	Questar Corp.	723,400	23,648
	Energen Corp.	629,972	18,477
	ONEOK, Inc.	511,900	14,907
	CMS Energy Corp.	1,409,100	14,232
	Wisconsin Energy Corp.	203,700	8,551
	Pepco Holdings, Inc.	391,934	6,961
	MDU Resources Group, Inc.	310,200	6,694
	Portland General Electric Co.	341,700	6,653
	ITC Holdings Corp.	125,300	5,473
	Atmos Energy Corp.	216,011	5,119
*	Mirant Corp.	240,600	4,540
	Avista Corp.	147,829	2,865
	WGL Holdings Inc.	83,203	2,720
	DPL Inc.	62,900	1,437
	DTE Energy Co.	36,900	1,316

	Pinnacle West Capital Corp.	22,800	733
	Vectren Corp.	26,300	658
*	El Paso Electric Co.	30,200	546
	NorthWestern Corp.	3,400	80
	MGE Energy, Inc.	400	13

			208,494
Total Common Stocks (Cost $4,119,500)			2,885,615

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (13.8%)
Money Market Fund (2.7%)
[2,3]	Vanguard Market Liquidity Fund	1.378%	90,661,162	90,661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Certificates of Deposit (6.2%)
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.250%	1/15/09	10,750	10,766
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.250%	1/15/09	5,250	5,258
Bank of America	3.750%	1/16/09	16,000	16,015
Bank of Nova Scotia (Houston Branch)	4.500%	1/15/09	5,250	5,258
Bank of Nova Scotia (Houston Branch)	4.600%	1/15/09	10,750	10,767
Barclays Bank PLC (New York Branch)	4.700%	1/15/09	10,750	10,768
Barclays Bank PLC (New York Branch)	4.700%	1/15/09	5,250	5,258
BNP Paribas (New York Branch)	4.400%	1/15/09	10,750	10,766
BNP Paribas (New York Branch)	4.400%	1/15/09	5,250	5,258
Citibank, N.A.	4.500%	1/15/09	10,750	10,768
Lloyds TSB Bank PLC (New York Branch)	4.300%	1/15/09	14,400	14,421
Rabobank Nederland NV (New York Branch)	3.800%	1/15/09	16,000	16,020
Royal Bank of Canada (New York Branch)	3.850%	1/15/09	16,000	16,021
Royal Bank of Scotland Group	4.750%	1/15/09	10,750	10,768
Royal Bank of Scotland PLC (New York Branch)	4.470%	1/15/09	5,250	5,258

	Societe Generale (New York Branch)	4.600%	1/15/09	10,750	10,767
	Societe Generale (New York Branch)	4.600%	1/15/09	5,250	5,258
	State Street Bank & Trust Co.	4.630%	1/15/09	10,750	10,769
	Svenska Handelsbanken (New York Branch)	4.500%	1/15/09	10,750	10,767
	Toronto Dominion Bank (New York Branch)	3.900%	1/15/09	10,750	10,764
	Toronto Dominion Bank (New York Branch)	3.900%	1/15/09	5,250	5,257
					206,952
Commercial Paper (3.2%)
[4]	BASF SE	3.581%	1/15/09	8,423	8,422
[4]	Danske Corp.	4.333%	4/15/09	10,750	10,707
[4]	Electricite de France	4.143%	1/15/09	10,750	10,748
	General Electric Capital Corp.	3.874%	4/15/09	16,000	15,948
[4]	Liberty Street Funding LLC	4.655%	1/15/09	10,750	10,745
	Nordea North America Inc.	4.448%–4.551%	1/12/09	16,136	16,134
	Santander Central Hispano Finance (Delaware), Inc.	4.545%	1/8/09	5,250	5,250
	Santander Central Hispano Finance (Delaware), Inc.	4.249%	4/16/09	10,750	10,707
	Toyota Motor Credit Corp.	3.960%	1/15/09	10,750	10,749
	Toyota Motor Credit Corp.	3.785%	1/16/09	5,250	5,249
					104,659

U.S. Agency Obligations (1.7%)
[5,6]	Federal Home Loan Bank	2.574%	2/27/09	10,000	9,998

[5,6]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	11,800	11,799
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	2,997
[5,6]	Federal National Mortgage Assn.	2.625%	2/17/09	32,000	31,996
					56,790
Total Temporary Cash Investments (Cost $458,187)					459,062
Total Investments (100.6%) (Cost $4,577,687)					3,344,677
[2] Other Assets and Liabilities-Net (-0.6%)					(21,566)
Net Assets (100%)					3,323,111

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,423,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes $20,206,000 of collateral received for securities on loan.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At December 31, 2008, the aggregate value of these securities was $40,622,000, representing 1.2% of net assets.

5	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
6	Securities with a value of $56,790,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2008, the cost of investment securities for tax purposes was $4,577,687,000. Net unrealized depreciation of investment securities for tax purposes was $1,233,010,000, consisting of unrealized gains of $109,660,000 on securities that had risen in value since their purchase and $1,342,670,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index	8,821	439,198	24,564
S&P MidCap 400 Index	22	5,909	291
E-mini S&P MidCap 400 Index	3	161	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Strategic Equity Fund

		Current Period Transactions
	September 30, 2008		Proceeds from		December 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
TBS International Ltd.	NA1	866	-	-	12,423

1 At September 30, 2008, the issuer was not an affiliated company of the fund.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follow

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	2,976,276	24,858
Level 2- Other significant observable inputs	368,401	-
Level 3- Significant unobservable inputs	-	-
Total	3,344,677	24,858

Vanguard Capital Opportunity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (97.7%)
Consumer Discretionary (13.3%)
*	DIRECTV Group, Inc.	8,222,335	188,374
	TJX Cos., Inc.	5,329,400	109,626
*	Bed Bath & Beyond, Inc.	3,303,400	83,972
*,1	The Dress Barn, Inc.	4,851,500	52,105
	Whirlpool Corp.	1,191,100	49,252
[1]	Men's Wearhouse, Inc.	2,749,200	37,224
*	CarMax, Inc.	4,512,800	35,561
	Lowe's Cos., Inc.	1,411,400	30,373
	Best Buy Co., Inc.	950,000	26,704
*	99 Cents Only Stores	2,200,000	24,046
	Nordstrom, Inc.	1,536,400	20,449
*	O'Reilly Automotive, Inc.	650,000	19,981
*	Amazon.com, Inc.	260,300	13,348
	Gentex Corp.	1,406,100	12,416
*	Quiksilver, Inc.	5,796,500	10,666
*	Chico's FAS, Inc.	2,000,000	8,360
	Abercrombie & Fitch Co.	200,000	4,614
[1]	Strattec Security Corp.	217,000	3,570
			730,641
Consumer Staples (0.0%)
*	Cott Corp.	1,451,500	1,814

Energy (4.8%)
	Murphy Oil Corp.	2,174,300	96,430
	Noble Energy, Inc.	971,800	47,832
	Arch Coal, Inc.	2,387,900	38,899
*	Plains Exploration & Production Co.	1,166,500	27,109
	ConocoPhillips Co.	400,000	20,720
*	National Oilwell Varco Inc.	827,400	20,222
*	Exterran Holdings, Inc.	410,150	8,736
*	Pride International, Inc.	273,000	4,363
			264,311

Financials (0.7%)
	The Chubb Corp.	390,000	19,890
	Capital One Financial Corp.	380,000	12,118
	TCF Financial Corp.	330,000	4,508
	East West Bancorp, Inc.	230,000	3,673
*	SLM Corp.	50,000	445
*	MF Global Ltd.	93,000	190
			40,824

Health Care (29.3%)
	Eli Lilly & Co.	7,736,300	311,541
*	Biogen Idec Inc.	4,443,600	211,649
*	Amgen Inc.	3,562,700	205,746
	Novartis AG ADR	3,653,000	181,773
*	Genentech, Inc.	1,652,100	136,976
	Medtronic, Inc.	4,272,800	134,251
	Roche Holdings AG	725,000	111,958
*	BioMarin Pharmaceutical Inc.	4,769,100	84,890
*	Life Technologies Corp.	2,948,912	68,739
*	Boston Scientific Corp.	7,765,300	60,103
*	Millipore Corp.	1,011,500	52,113
*	Edwards Lifesciences Corp.	300,000	16,485
*,^	Cerner Corp.	413,000	15,880
*	Dendreon Corp.	1,510,900	6,920
*	Affymetrix, Inc.	2,005,500	5,996
*	Sepracor Inc.	500,000	5,490
*,^	Illumina, Inc.	108,800	2,834
*	Waters Corp.	49,400	1,811
*	Pharmacyclics, Inc.	733,700	580
			1,615,735

Industrials (8.5%)
	FedEx Corp.	2,799,550	179,591
*,1	Thomas & Betts Corp.	3,311,000	79,530
*	AMR Corp.	6,905,500	73,682
	Pall Corp.	1,400,000	39,802
*	McDermott International, Inc.	2,397,300	23,685
*	JetBlue Airways Corp.	3,241,050	23,011
	Southwest Airlines Co.	1,694,800	14,609
	Union Pacific Corp.	250,000	11,950
	Avery Dennison Corp.	300,000	9,819
	Expeditors International of Washington, Inc.	138,900	4,621
	Rockwell Automation, Inc.	103,800	3,347
	Chicago Bridge & Iron Co. N.V.	290,000	2,915
*	US Airways Group Inc.	57,000	441
			467,003

Information Technology (36.0%)
*	Research In Motion Ltd.	4,679,600	189,898
	ASML Holding NV (New York Shares)	9,295,933	167,978
*	Symantec Corp.	11,417,600	154,366
	Corning, Inc.	12,182,400	116,098
	Altera Corp.	6,197,700	103,564
*	Google Inc.	323,350	99,479
*	NVIDIA Corp.	11,772,650	95,005
*,1	FormFactor Inc.	5,983,300	87,356
*,1	Rambus Inc.	5,235,000	83,341
	Microsoft Corp.	3,850,000	74,844
*	Cree, Inc.	4,263,900	67,668
*	Trimble Navigation Ltd.	2,818,200	60,901
*	eBay Inc.	3,500,000	48,860
*	NeuStar, Inc. Class A	2,523,000	48,265
	Hewlett-Packard Co.	1,250,000	45,362

*	Citrix Systems, Inc.	1,899,200	44,764
	Texas Instruments, Inc.	2,691,600	41,774
*	Brocade Communications Systems, Inc.	14,618,433	40,932
*	Avocent Corp.	1,984,500	35,542
	Intersil Corp.	3,759,700	34,552
*	Adobe Systems, Inc.	1,470,000	31,296
*	Macrovision Solutions Corp.	2,393,600	30,279
*	Autodesk, Inc.	1,460,500	28,699
*	EMC Corp.	2,625,000	27,484
*	Micron Technology, Inc.	10,350,000	27,324
*	SanDisk Corp.	2,543,262	24,415
*	Emulex Corp.	3,329,900	23,243
*,1	Avid Technology, Inc.	2,037,500	22,229
	Motorola, Inc.	4,800,000	21,264
	Plantronics, Inc.	1,150,000	15,180
*,1	The Descartes Systems Group Inc.	4,645,000	13,889
*	Intuit, Inc.	470,000	11,181
*	Comverse Technology, Inc.	1,660,000	10,541
*	Akamai Technologies, Inc.	507,900	7,664
	Xilinx, Inc.	430,000	7,663
*	FEI Co.	295,000	5,564
*	Cymer, Inc.	250,000	5,477
*	Flextronics International Ltd.	1,750,000	4,480
*	Entegris Inc.	2,019,231	4,422
*	Ciena Corp.	607,142	4,068
*	Nuance Communications, Inc.	380,000	3,937
	Intel Corp.	235,000	3,445
	QUALCOMM Inc.	76,000	2,723
*	THQ Inc.	500,000	2,095
*	Yahoo! Inc.	148,668	1,814
	Jabil Circuit, Inc.	220,000	1,485
*	McAfee Inc.	32,000	1,106

			1,983,516
Materials (4.6%)
	Monsanto Co.	3,586,286	252,295

Telecommunication Services (0.3%)
*	Sprint Nextel Corp.	8,219,700	15,042

Utilities (0.2%)
*	AES Corp.	1,192,000	9,822

Total Common Stocks (Cost $6,209,570)
			5,381,003

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $144,020)	1.378%	144,020,701	144,021
Total Investments (100.3%) (Cost $6,353,590)				5,525,024
[3] Other Assets and Liabilities-Net (-0.3%)				(14,722)
Net Assets (100%)				5,510,302

*	Non-income-producing security.

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,390,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $3,503,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $6,353,590,000. Net unrealized depreciation of investment securities for tax purposes was $828,566,000, consisting of unrealized gains of $1,149,812,000 on securities that had risen in value since their purchase and $1,978,378,000 in unrealized losses on securities that had fallen in value since their purchase.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	September 30, 2008		Proceeds from		December 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Avid Technology, Inc.	49,022	-	-	-	22,229
Emulex Corp.	48,755	-	10,835	-	NA2
FormFactor Inc.	106,096	-	1,749	-	87,356
Men's Wearhouse, Inc.	59,472	-	738	194	37,224
Rambus Inc.	NA1	-	-	-	83,341
Strattec Security Corp.	5,812	-	46	33	3,570
The Descartes Systems Group Inc.	17,047	-	-	-	13,889
The Dress Barn, Inc.	75,991	-	1,116	-	52,105
Thomas & Betts Corp.	129,361	-	-	-	79,530

	491,556			227	379,244

1. At September 30, 2008, the issuer was not an affiliated company of the fund.

2. At December 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Capital Opportunity Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	5,413,066
Level 2- Other significant observable inputs	111,958
Level 3- Significant unobservable inputs	-
Total	5,525,024

Vanguard Global Equity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (96.1%)
Australia (0.7%)
	Australia & New Zealand Bank Group Ltd.	760,104	8,371
*	News Corp. CDI Class B Shares	624,100	6,022
^	Macquarie Infrastructure Group	2,050,356	2,507
	Santos Ltd.	218,037	2,331
	Amcor Ltd.	506,712	2,101
	Brambles Ltd.	271,843	1,441
	Orica Ltd.	46,264	463
	Caltex Australia Ltd.	69,841	360
	Alumina Ltd.	246,453	253
*	Iluka Resources Ltd.	76,078	252
	OZ Minerals Ltd.	373,065	146

			24,247
Austria (0.1%)
^	Erste Bank der Oesterreichischen Sparkassen AG	161,559	3,780
	Oesterreichische Post AG	19,555	672
*	BETandWIN.com Interactive Entertainment AG	8,217	160

			4,612
Belgium (0.4%)
	Solvay SA	82,600	6,164
^	Dexia	812,535	3,702
	Groupe Bruxelles Lambert SA	30,257	2,436
	Anheuser-Busch InBev NV	45,412	1,060
	Compagnie Nationale a Portefeuille	8,060	395
	Delhaize Group	5,800	360

			14,117
Brazil (1.3%)
	Petroleo Brasileiro SA Pfd.	1,141,700	11,267
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	661,575	7,580
	Itausa-Investimentos Itau SA	2,118,624	7,332
	Banco do Brasil SA	974,600	6,182
	Uniao de Bancos Brasileiros SA GDR	79,500	5,137
	Petroleo Brasileiro SA Series A ADR	112,200	2,290
	Banco Itau Holding Financeira SA ADR	150,750	1,749
	Gerdau SA ADR	166,500	1,099
	Metalurgica Gerdau SA	94,900	826
	Companhia Vale do Rio Doce Sponsored ADR	74,600	794
	Centrais Electricas Brasileiras SA Pfd. B Shares	73,400	767
	Electropaulo Metropolitana SA	31,400	346

			45,369
Canada (2.9%)
	Rogers Communications, Inc. Class B	757,200	22,770
	Bombardier Inc. Class B	4,182,000	15,294

	Imperial Oil Ltd.	253,800	8,550
	Petro-Canada	376,300	8,263
	Sun Life Financial Services of Canada	298,844	6,985
	Royal Bank of Canada	210,700	6,251
^	Canadian Imperial Bank of Commerce	143,541	6,027
	Bank of Nova Scotia, Halifax	203,100	5,560
	Nexen Inc.	260,246	4,588
	Toronto-Dominion Bank	112,800	4,028
	BCE Inc.	142,465	2,942
	ATCO, Ltd.	87,200	2,723
	Methanex Corp.	227,200	2,558
*,^	ACE Aviation Holdings, Inc.	410,000	2,274
	Gerdau AmeriSteel Corp.	293,000	1,811
	Onex Corp.	83,300	1,245
*	CGI Group Inc.	95,200	751
*	Ivanhoe Mines Ltd.	186,808	502
	Biovail Corp.	44,800	425
	Groupe Aeroplan, Inc.	58,600	418
*	Catalyst Paper Corp.	1,158,844	286
*,^	AbitibiBowater, Inc.	218,435	102
*	Fraser Papers Inc.	337,960	92
*	Nortel Networks Corp.	236,595	61
	ING Canada Inc.		—

			104,506
China (1.0%)
	China Petroleum & Chemical Corp.	35,682,000	21,932
	Tsingtao Brewery Co., Ltd.	2,144,000	4,505
	China Telecom Corp. Ltd.	10,160,000	3,841
	PetroChina Co. Ltd.	2,760,000	2,453
^	Ritchie Brothers Auctioneers Inc.	54,510	1,168
	Yanzhou Coal Mining Co. Ltd. H Shares	1,156,000	861
*	SINA.com	27,000	625

			35,385
Denmark (0.4%)
*	Vestas Wind Systems A/S	65,019	3,846
*,^	William Demant A/S	56,130	2,362
^	Coloplast A/S B Shares	32,210	2,239
	Danske Bank A/S	150,158	1,520
	AP Moller-Maersk A/S B Shares	200	1,082
*,^	GN Store Nord A/S	420,379	833
	Novo Nordisk A/S B Shares	15,950	827
	Carlsberg A/S B Shares	15,066	495
^	Bang & Olufsen A/S B Shares	9,950	111

			13,315
Egypt (0.1%)
	Al Ezz Steel Rebars SAE	1,225,213	2,217
*	TMG Holding	1,103,412	614
*	Egyptian Financial Group-Hermes Holding SAE	109,800	348
*	Commercial International Bank	22,500	152

			3,331

Finland (0.8%)
	Nokia Oyj	653,422	10,304
	Stora Enso Oyj R Shares	1,173,300	9,340
	Sampo Oyj A Shares	236,523	4,499
	Metso Oyj	178,529	2,199
	TietoEnator Oyj B Shares	62,105	686
	Wartsila Oyj B Shares	12,083	367

			27,395
France (5.3%)
	France Telecom SA	2,171,920	60,836
	Sanofi-Aventis	510,393	32,807
	Total SA	283,192	15,646
	BNP Paribas SA	300,438	13,032
	Credit Agricole SA	773,493	8,731
	Compagnie Generale des Etablissements Michelin SA	136,800	7,263
	Renault SA	274,734	7,205
	Societe Generale Class A	124,491	6,347
	Lagardere S.C.A.	99,687	4,070
	Carrefour SA	83,950	3,261
	Neopost SA	31,254	2,850
	Thales SA	64,812	2,728
	Axa	117,068	2,641
*	UbiSoft Entertainment SA	130,822	2,579
	Legrand SA	129,040	2,483
	Arkema	135,800	2,352
	Air France	167,300	2,168
	SCOR SA	89,617	2,081
	Electricite de France	20,575	1,203
*	Alcatel-Lucent ADR	509,351	1,095
	Nexans SA	17,819	1,072
	Essilor International SA	22,218	1,049
	Societe BIC SA	15,210	879
*	Groupe Eurotunnel SA Warrants Exp. 12/30/11	7,192,966	824
	Cie. de St. Gobain SA	16,331	776
	PSA Peugeot Citroen	43,832	753
	Valeo SA	46,215	692
	Atos Origin SA	22,838	578
	SA des Ciments Vicat	9,138	480
*	Groupe Eurotunnel SA	83,076	452
	Rallye SA	17,796	405

			189,338
Germany (5.5%)
	E.On AG	1,634,272	64,490
	Allianz AG	247,362	26,449
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	144,300	22,513
	BASF AG	519,124	20,269
	Deutsche Lufthansa AG	1,096,972	18,127
^	Deutsche Bank AG	345,603	13,735
	Deutsche Telekom AG	565,500	8,592
	Fresenius Medical Care AG	107,534	4,968

	Daimler AG (Registered)	118,662	4,544
	Adidas AG	49,463	1,895
	Bayerische Motoren Werke AG	45,687	1,410
	ThyssenKrupp AG	49,777	1,392
	Celesio AG	49,942	1,358
	Deutsche Post AG	69,736	1,185
	Siemens AG	11,664	882
*,^	Q-Cells AG	22,500	845
	SAP AG	16,320	595
	Fresenius Medical Care AG ADR	11,744	554
	Bayer AG	9,061	531

			194,334
Greece (0.0%)
	Bank of Cyprus Public Co. Ltd.	161,117	608

Hong Kong (1.9%)
	Jardine Matheson Holdings Ltd.	930,302	17,250
	Jardine Strategic Holdings Ltd.	1,272,400	13,284
	New World Development Co., Ltd.	7,894,665	8,083
	Henderson Land Development Co. Ltd.	1,028,000	3,845
	Television Broadcasts Ltd.	1,123,000	3,681
	First Pacific Co. Ltd.	10,152,000	3,544
	Wheelock and Co. Ltd.	1,603,000	3,533
	Hong Kong and Shanghai Hotels Ltd.	2,784,038	2,115
	SmarTone Telecommunications Ltd.	2,730,790	2,031
	Hong Kong Aircraft & Engineering Co., Ltd.	226,000	1,867
	Midland Holdings Ltd.	4,658,000	1,677
	China National Building Material Co., Ltd.	1,040,000	1,265
	China Mobile (Hong Kong) Ltd.	124,500	1,263
	Kingboard Chemical Holdings Ltd.	694,000	1,258
	Mandarin Oriental International Ltd.	766,690	759
	Hong Kong Exchanges & Clearing Ltd.	54,000	518
	I-Cable Communications Ltd.	6,561,000	492
	Next Media Ltd.	4,192,000	489
	Esprit Holdings Ltd.	56,346	321
*	Genting International PLC	884,370	279
	Silver Grant International Industries Ltd.	1,752,000	161
*	Jardine Matheson Holdings Ltd. (U.S. Shares)	4,800	89

			67,804
India (0.7%)
	Tata Iron and Steel Co. Ltd.	1,287,954	5,777
	Bank of India	751,006	4,451
	State Bank of India	167,193	4,440
	State Bank of India GDR	66,230	3,649
	Oil and Natural Gas Corp. Ltd.	158,292	2,179
	Axis Bank Ltd.	192,835	2,000
	Gail India Ltd.	306,215	1,304
	Hindustan Lever Ltd.	220,698	1,141
*	IFCI Ltd.	931,692	414

			25,355

Indonesia (0.3%)
	PT Semen Gresik Tbk	11,586,500	4,407
*	PT Bank Indonesia Tbk	70,022,036	3,728
	PT Matahari Putra Prima Tbk	19,910,800	1,152
	PT Indofood Sukses Makmur Tbk	11,106,500	951
	PT Gudang Garam Tbk	1,149,900	447
*	PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	13,353,807	242
	PT Citra Marga Nusaphala Persada Tbk	1,709,500	147
*	PT Mulia Industrindo Tbk	921,000	20
*	PT Matahari Putra Prima Tbk Warrants Exp. 7/21/10	3,859,975	5

			11,099
Ireland (0.1%)
	CRH PLC	54,853	1,397
	Independent News & Media PLC	936,699	550
	Fyffes PLC	1,283,082	449
	DCC PLC	28,986	419
	Paddy Power PLC	16,052	304
	Total Produce PLC	389,036	142
	Anglo Irish Bank Corp. PLC	122,273	29

			3,290
Israel (0.2%)
	Partner Communications Co. Ltd.	367,010	6,053
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	27,200	1,158

			7,211
Italy (1.1%)
	Eni SpA	645,000	15,597
	Telecom Italia SpA	2,150,400	3,555
	Luxottica Group SpA ADR	179,800	3,258
	Saipem SpA	186,440	3,195
	Fiat SpA	376,976	2,536
	Pirelli & C. Accomandita per Azioni SpA	6,059,531	2,300
	UniCredit SpA	626,312	1,600
	Luxottica Group SpA	60,696	1,116
	Fondiari-Sai SpA	58,798	1,079
	Parmalat SpA	572,658	965
*	Seat Pagine Gialle SpA	10,205,537	863
	Banco Popolare SpA	94,543	674
	Finmeccanica SpA	39,845	620
*	Natuzzi SpA-Sponsored ADR	50,700	122

			37,480
Japan (10.4%)
	Sumitomo Mitsui Financial Group, Inc.	6,256	27,077
	Nippon Telegraph and Telephone Corp.	4,678	25,121
	Mitsui & Co., Ltd.	1,593,000	16,363
	Mitsui OSK Lines Ltd.	2,603,000	16,074
	Hitachi Ltd.	3,861,000	14,972
	Marubeni Corp.	3,377,000	12,918
	Daito Trust Construction Co., Ltd.	219,200	11,497
	Fujitsu Ltd.	2,345,000	11,392
	Tokyo Electric Power Co.	336,700	11,230
	Nippon Yusen Kabushiki Kaisha Co.	1,798,000	11,075
	Mitsubishi Chemical Holdings Corp.	2,304,000	10,201

	Sony Corp.	424,300	9,273
	Nissan Motor Co., Ltd.	2,423,400	8,711
	Sharp Corp.	1,059,000	7,627
	Toshiba Corp.	1,807,000	7,429
	Mitsui Trust Holding Inc.	1,471,000	7,226
	Kawasaki Kisen Kaisha Ltd.	1,471,000	6,893
	Nippon Mining Holdings Inc.	1,310,000	5,680
	Seiko Epson Corp.	343,900	5,468
	Aisin Seiki Co., Ltd.	368,000	5,266
	Kao Corp.	160,000	4,856
	Mitsubishi Corp.	297,600	4,212
	West Japan Railway Co.	918	4,179
	Daihatsu Motor Co., Ltd.	430,000	3,797
	Fuji Heavy Industries Ltd.	1,339,000	3,677
	Tokyo Gas Co., Ltd.	673,000	3,409
	Nippon Oil Corp.	595,000	3,014
	Yamato Holdings Co., Ltd.	226,000	2,953
	Shinsei Bank, Ltd.	1,864,000	2,948
	Secom Co., Ltd.	53,600	2,764
	NTT DoCoMo, Inc.	1,394	2,742
	Nippon Sheet Glass Co., Ltd.	824,000	2,726
	Ajinomoto Co., Inc.	240,000	2,617
	Isuzu Motors Ltd.	2,025,000	2,614
	Toyo Seikan Kaisha Ltd.	150,100	2,600
	Mitsubishi UFJ Financial Group	412,000	2,587
	KDDI Corp.	354	2,526
	East Japan Railway Co.	321	2,505
	Nippon Meat Packers, Inc.	164,000	2,494
	Matsushita Electric Industrial Co., Ltd.	178,000	2,186
	Konami Corp.	83,000	2,150
	Matsushita Electric Works, Ltd.	230,000	2,049
	Asahi Breweries Ltd.	109,300	1,888
	Orix Corp.	32,400	1,849
	Chubu Electric Power Co.	59,500	1,811
	Itochu Corp.	353,000	1,779
	JS Group Corp.	114,400	1,766
^	Mizuho Financial Group, Inc.	590	1,755
	Ricoh Co.	136,000	1,742
	Mitsui Sumitomo Insurance Group Holdings, Inc.	54,200	1,722
	Toyota Tsusho Corp.	159,600	1,717
	Kyocera Corp.	23,700	1,714
	Canon, Inc.	52,600	1,665
	Kyowa Hakko Kogyo Co.	155,000	1,626
	Dai-Nippon Printing Co., Ltd.	146,000	1,613
	Fuji Photo Film Co., Ltd.	70,800	1,579
	Seven and I Holdings Co., Ltd.	44,700	1,535
	Nippon Sanso Corp.	196,000	1,512
	Kawasaki Heavy Industries Ltd.	733,000	1,478
	Fukuoka Financial Group, Inc.	324,000	1,415
*	Isetan Mitsukoshi Holdings Ltd.	163,300	1,408
	Takeda Pharmaceutical Co. Ltd.	26,300	1,370
	Sumitomo Corp.	152,200	1,349

	Tanabe Seiyaku Co., Ltd.	88,000	1,327
	Namco Bandai Holdings Inc.	120,450	1,319
	Denso Corp.	77,200	1,307
	Sompo Japan Insurance Inc.	175,000	1,295
	Leopalace21 Corp.	127,800	1,294
	Sumitomo Electric Industries Ltd.	163,400	1,264
	Mazda Motor Corp.	733,000	1,242
	Ohbayashi Corp.	208,000	1,242
	Rohm Co., Ltd.	23,900	1,206
	Sekisui House Ltd.	136,000	1,199
	Japan Tobacco, Inc.	347	1,148
	Kinden Corp.	118,000	1,066
	Hitachi Chemical Co., Ltd.	102,400	1,063
	Sumitomo Forestry Co.	128,000	1,036
	Toppan Forms Co., Ltd.	80,200	1,031
	Alfresa Holdings Corp.	21,400	1,025
	Shimizu Corp.	167,000	980
	Astellas Pharma Inc.	23,500	961
	Bank of Yokohama Ltd.	156,000	919
	NTT Data Corp.	220	886
^	Takefuji Corp.	107,660	883
	Toppan Printing Co., Ltd.	114,000	880
	Toyota Motor Corp.	26,600	879
	Nintendo Co.	2,200	840
	Tokyo Electron Ltd.	23,500	827
	Shiseido Co., Ltd.	40,000	822
	Mitsui Chemicals, Inc.	220,000	817
	Yamaguchi Financial Group, Inc.	71,000	798
	Yamatake Corp.	31,800	768
	Marui Co., Ltd.	130,200	760
	NEC Corp.	217,000	734
	Ryosan Co., Ltd.	29,800	713
	Uni-Charm Corp.	9,200	692
^	Oriental Land Co., Ltd.	8,400	689
	Onward Kashiyama Co., Ltd.	86,000	685
	Dai Nippon Pharmaceutical Co., Ltd.	70,000	655
*,^	NEC Electronics Corp.	65,300	618
^	Nippon Suisan Kaisha Ltd.	222,300	575
	TDK Corp.	15,400	569
	Omron Corp.	33,700	452
	NSK Ltd.	97,000	366
	Tokyo Ohka Kogyo Co., Ltd.	25,800	363
	Yaskawa Electric Corp.	74,000	299
	Tohoku Electric Power Co.	10,700	289
	Fujitsu Fronttec Ltd.	32,100	260
	Noritake Co., Ltd.	58,000	211
	Inabata & Co., Ltd.	22,700	71

			370,716
Luxembourg (0.3%)
	ArcelorMittal(Paris Shares)	458,262	11,163
	Reinet Investments SA Euro Line	9,096	89

			11,252

Malaysia (0.6%)
	Resorts World Bhd.	9,447,000	6,211
	Bumiputra-Commerce Holdings Bhd.	3,171,319	5,384
	Sime Darby Bhd.	1,875,457	2,838
	AMMB Holdings Bhd.	3,875,887	2,786
	British American Tobacco Bhd.	165,000	2,129
	Malaysian Airline System Bhd.	1,605,433	1,427
	Multi-Purpose Holdings Bhd.	1,570,900	493
	Telekom Malaysia Bhd.	517,800	463
	Carlsberg Brewery Malaysia Bhd.	109,600	115
	Malaysian Airlines System Cvt. Pfd.	183,333	39
*	Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	7

			21,892
Mexico (0.2%)
	America Movil SA de CV Series L ADR	87,900	2,724
	Grupo Mexico SA de CV	3,145,345	2,017
	Wal-Mart de Mexico SA	298,100	803
	Telefonos de Mexico SA Class L ADR	32,000	670
	Telmex Internacional SAB Class L ADR	32,000	364

			6,578
Morocco (0.0%)
*	Maroc Telecom	22,195	426

Netherlands (0.9%)
	ING Groep NV	739,800	8,182
	Aegon NV	853,746	5,416
	Koninklijke KPN NV	329,272	4,811
	Heineken NV	89,157	2,743
^	European Aeronautic Defence and Space Co.	158,690	2,701
	Wolters Kluwer NV	126,730	2,415
	Koninklijke (Royal) Philips Electronics NV	117,237	2,336
	Koninklijke Boskalis Westminster NV	92,367	2,165
	Reed Elsevier NV	116,200	1,388
	Akzo Nobel NV	14,642	607
	Eurocastle Investment Ltd.	133,610	42

			32,806
New Zealand (0.0%)
	Telecom Corp. of New Zealand Ltd.	284,906	385
	PGG Wrightson Ltd.	23,388	18

			403
Norway (0.5%)
	StatoilHydro ASA	755,440	12,717
	Norsk Hydro ASA	598,800	2,456
	DnB NOR ASA	203,710	814
	Seadrill Ltd.	52,833	433

			16,420
Philippines (0.6%)
	Ayala Corp.	2,160,613	9,781
	Globe Telecom, Inc.	426,680	6,969
	ABS-CBN Broadcasting Corp.	10,077,900	2,688
	Jollibee Foods Corp.	2,657,200	2,375

	Banco De Oro	1,066,800	552
*	Benpres Holdings Corp.	15,742,000	332
	DMCI Holdings, Inc.	5,230,000	301

			22,998
Poland (0.3%)
	Polski Koncern Naftowy SA	562,669	4,891
	KGHM Polska Miedz SA	259,267	2,469
	Telekomunikacja Polska SA	317,656	2,059
	Powszechna Kasa Oszczednosci Bank Polski SA	123,260	1,485

			10,904
Russia (0.6%)
	LUKOIL Sponsored ADR	393,300	12,729
	MMC Norilsk Nickel ADR	1,043,756	6,695
	OAO Gazprom Sponsored ADR	115,700	1,667
	Tatneft GDR	42,189	1,490
	OAO Gazprom-Sponsored ADR	14,250	205

			22,786
Singapore (0.3%)
	Great Eastern Holdings Ltd.	733,000	4,645
*	STATS ChipPAC Ltd.	8,551,000	2,808
	DBS Group Holdings Ltd.	220,000	1,305
	Neptune Orient Lines Ltd.	1,213,000	959
	GuocoLeisure Ltd.	4,656,000	951
	Keppel Corp., Ltd.	271,000	828
	United Industrial Corp., Ltd.	377,000	278
	DBS Group Holdings Rights Expire 1/20/09	110,000	230
	Yellow Pages (Singapore) Ltd.	704,000	99

			12,103
South Africa (1.3%)
	Sasol Ltd.	257,593	7,705
	Hosken Consolidated Investments Ltd.	1,191,053	5,142
	Sun International Ltd.	464,839	4,626
	RMB Holdings Ltd.	1,620,811	4,447
	Standard Bank Group Ltd.	481,195	4,270
	MTN Group Ltd.	304,139	3,527
*	Anglo American PLC	137,702	3,108
	Nedbank Group Ltd.	275,074	2,798
	FirstRand Ltd.	1,566,606	2,710
	Naspers Ltd.	147,700	2,628
	Anglo Platinum Ltd.	19,348	1,075
	Gold Fields Ltd.	69,695	683
	New Clicks Holdings Ltd.	373,513	673
	Aveng Ltd.	184,935	607
	JD Group Ltd.	145,983	572
	AngloGold Ltd.	20,395	556
	City Lodge Hotels Ltd.	70,616	540
	Discovery Holdings, Ltd.	74,638	205
	Mondi Ltd.	14,534	52

			45,924
South Korea (3.0%)
	LG Electronics Inc.	397,158	24,051

	KT Corp.	612,040	18,206
	LG. Philips LCD Co., Ltd.	769,170	12,785
	SK Telecom Co., Ltd.	60,247	9,987
	KB Financial Group, Inc.	360,100	9,608
	LG Chem Ltd.	137,191	7,876
	Samsung Electronics Co., Ltd.	17,190	6,250
	Hana Financial Group Inc.	307,000	4,877
	Samsung Electronics Co., Ltd. Pfd.	18,000	3,730
*	Korea Telecom Freetel	145,360	3,632
	Honam Petrochemical Corp.	57,900	2,424
	Korea Gas Corp.	32,051	1,481
	Industrial Bank of Korea	234,690	1,469
	Hyundai Mobis	9,380	477
	POSCO	1,000	303
	Korea Electric Power Corp.	5,000	116
	Hyundai Steel Co.	2,640	81
	KISCO Holdins Co. Ltd.	930	27

			107,380
Spain (0.5%)
^	Acerinox SA	226,282	3,696
	Acciona SA	27,507	3,515
	Banco Santander SA	320,785	3,114
	Telefonica SA	130,438	2,959
	Industria de Diseno Textil SA	34,291	1,535
	Viscofan SA	53,995	1,079
	Prosegur Cia de Seguridad SA (Registered)	30,977	1,036

			16,934
Sweden (1.0%)
	Telefonaktiebolaget LM Ericsson AB Class B	1,485,918	11,706
	Svenska Cellulosa AB B Shares	696,450	6,111
	Svenska Handelsbanken AB A Shares	234,390	3,917
	Nordea Bank AB	524,200	3,776
^	Electrolux AB Series B	315,700	2,791
	Assa Abloy AB	190,100	2,234
	Atlas Copco AB B Shares	249,834	1,977
*,^	Investor AB A Shares	89,516	1,332
	Investor AB B Shares	78,468	1,209
	Hoganas AB B Shares	52,700	479
	Modern Times Group AB B Shares	15,780	349
	TeliaSonera AB	63,500	323

			36,204
Switzerland (1.6%)
	Credit Suisse Group (Registered)	493,800	13,803
*	UBS AG	710,198	10,307
	Novartis AG (Registered)	115,404	5,765
	Nestle SA (Registered)	132,750	5,243
	Roche Holdings AG	32,104	4,958
*	Compagnie Financiere Richemont SA	135,787	2,581
	Schindler Holding AG (Bearer Participation Certificates)	54,141	2,478
	Adecco SA (Registered)	69,851	2,385

	Geberit AG	21,715	2,342
	Swiss Re (Registered)	30,000	1,465
*	Logitech International SA	89,777	1,405
	Zurich Financial Services AG	6,418	1,399
	ABB Ltd.	76,500	1,164
	Julius Baer Holding, Ltd.	29,300	1,133
	Clariant AG	104,066	713
	Sonova Holding AG	5,738	348
	Publigroupe SA	4,433	265
	Petroplus Holdings AG	12,578	254

			58,008
Taiwan (2.5%)
	AU Optronics Corp.	28,884,558	21,926
	Chunghwa Telecom Co., Ltd.	10,173,620	16,409
	Quanta Computer Inc.	10,869,830	11,547
	Compal Electronics Inc.	11,938,329	6,320
	United Microelectronics Corp.	26,629,956	6,035
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,237,523	5,790
	Fubon Financial Holding Co., Ltd.	6,940,000	5,100
	Siliconware Precision Industries Co.	3,539,018	3,086
	China Steel Corp.	3,793,778	2,689
	Taiwan Cellular Corp.	1,744,382	2,599
	Asustek Computer Inc.	2,206,000	2,493
	Far EasTone Telecommunications Co., Ltd.	1,036,000	1,182
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	147,640	1,166
	First Financial Holding Co., Ltd.	2,152,000	1,151
	Taiwan Cooperative Bank	2,070,000	1,056
*	Tatung Co., Ltd.	2,093,000	392
	KGI Securities Co., Ltd.	1,105,000	360
	Hau Nan Financial Holdings Co., Ltd.	496,000	282

			89,583
Thailand (0.7%)
	PTT Public Co. Ltd. (Foreign)	1,535,000	7,809
	Advanced Info Service Public Co., Ltd. (Foreign)	2,830,800	6,520
	Siam Cement Public Co. Ltd. NVDR	986,200	2,942
	Kasikornbank Public Co. Ltd. (Foreign)	1,837,800	2,405
	Siam Cement Public Co. Ltd. (Foreign)	664,300	2,100
	MBK Development Public Co. Ltd. (Foreign)	813,400	1,163
	GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	2,917,000	795
	Thanachart Capital Public Co. Ltd. (Foreign)	3,751,800	771
	Land and Houses Public Co. Ltd. (Foreign)	6,191,900	687
	GMM Grammy Public Co. Ltd. (Foreign)	1,688,200	460
	Post Publishing Public Co. Ltd. (Foreign)	1,300,000	196
	Matichon PLC (Foreign)	625,000	129

			25,977
Turkey (0.6%)
	Eregli Demir ve Celik Fabrikalari A.S.	3,112,793	8,357
	Tupras-Turkiye Petrol Rafinerileri A.S.	666,109	7,063
*	Dogan Sirketler Grubu Holding A.S.	3,348,725	2,261
*	Turk Hava Yollari Anonim Ortakligi	214,195	796

	Turkcell Iletisim Hizmetleri A.S.	131,137	760
*	KOC Holding A.S.	279,436	476

			19,713
United Kingdom (8.7%)
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,611,167	95,949
	Vodafone Group PLC	12,656,652	26,300
	GlaxoSmithKline PLC	1,039,579	19,620
	BP PLC	2,313,264	18,121
	Barclays PLC	4,182,738	9,648
	Associated British Foods PLC	710,900	7,595
	AstraZeneca Group PLC	177,447	7,367
	British Energy Group PLC	586,000	6,664
	Lloyds Banking Group PLC	3,421,017	6,571
	Aviva PLC	1,010,230	5,809
	Royal Bank of Scotland Group PLC	6,586,188	4,920
	Capita Group PLC	447,029	4,866
	HSBC Holdings PLC	480,066	4,768
	Rolls-Royce Group PLC	959,186	4,762
	Royal Dutch Shell PLC Class B	183,217	4,713
	HBOS PLC	4,403,005	4,625
	Diageo PLC	321,745	4,588
	British American Tobacco PLC	167,771	4,441
	Reckitt Benckiser Group PLC	114,861	4,368
	Tesco PLC	781,384	4,129
	Cable and Wireless PLC	1,615,001	3,706
	BAE Systems PLC	645,876	3,567
	BHP Billiton PLC	161,076	3,170
	Arriva PLC	357,337	3,158
	Bunzl PLC	320,744	2,778
	TUI Travel PLC	765,120	2,632
	Intertek Testing Services PLC	217,608	2,522
	The Sage Group PLC	997,935	2,508
	Compass Group PLC	489,496	2,478
	Thomas Cook Group PLC	892,975	2,317
	Reed Elsevier PLC	305,984	2,280
	Carnival PLC	88,391	1,981
	Wolseley PLC	314,283	1,777
	Antofagasta PLC	266,000	1,691
^	Provident Financial PLC	131,580	1,659
	ICAP PLC	384,958	1,649
*	Invensys PLC	636,107	1,631
	Rexam PLC	301,330	1,565
	Informa PLC	413,312	1,484
	Michael Page International PLC	406,363	1,296
	Stagecoach Group PLC	589,519	1,231
	ITV PLC	1,997,353	1,169
*	WPP PLC	193,113	1,146
	Smiths Group PLC	87,521	1,141
	Rio Tinto PLC	50,056	1,129
	Ladbrokes PLC	353,483	963
*	Cairn Energy PLC	25,719	764
	International Personal Finance	331,088	683

	Royal & Sun Alliance Insurance Group PLC	320,989	649
	The Berkeley Group Holdings PLC	48,842	628
	Amec PLC	85,291	625
	Hays PLC	605,818	621
	Kazakhmys PLC	176,800	612
	Aggreko PLC	87,698	581
	Next PLC	30,890	493
*	Sportingbet PLC	912,747	440
	Man Group PLC	116,750	408
^	Homeserve PLC	27,858	400
	Devro PLC	330,762	387
^	HMV Group PLC	215,229	345
^	Carphone Warehouse PLC	208,373	277
	Lonmin PLC	19,714	267
	Daily Mail and General Trust PLC	57,575	231
	Galiform PLC	858,030	194
	Enterprise Inns PLC	235,093	193
	Mondi PLC (South African Shares)	36,336	116
	Northgate PLC	45,511	52
	3i Group PLC	1,794	7
^	Bradford & Bingley PLC	642,595	—

			311,425
United States (38.7%)
Consumer Discretionary (7.9%)
	McDonald's Corp.	994,353	61,839
	Cablevision Systems NY Group Class A	1,429,492	24,073
	Time Warner, Inc.	2,107,651	21,203
*	GameStop Corp. Class A	941,800	20,399
	Polo Ralph Lauren Corp.	272,200	12,361
*	Priceline.com, Inc.	134,344	9,894
*	Dollar Tree, Inc.	221,000	9,238
	CBS Corp.	1,038,069	8,502
	Family Dollar Stores, Inc.	308,200	8,035
*	Liberty Global, Inc. Class A	504,382	8,030
*	Amazon.com, Inc.	140,114	7,185
	Sherwin-Williams Co.	120,100	7,176
	Macy's Inc.	614,500	6,360
*	Liberty Global, Inc. Series C	415,931	6,314
	The Buckle, Inc.	230,103	5,021
	Pulte Homes, Inc.	440,788	4,818
	Lowe's Cos., Inc.	221,700	4,771
	J.C. Penney Co., Inc. (Holding Co.)	237,300	4,675
*,^	Blue Nile Inc.	185,167	4,535
	Hasbro, Inc.	125,514	3,661
*	Liberty Media Corp.	181,308	3,169
	The Gap, Inc.	233,300	3,124
	American Greetings Corp. Class A	410,976	3,111
*	Rent-A-Center, Inc.	175,763	3,102
	KB Home	224,989	3,064
	Home Depot, Inc.	117,900	2,714
	RadioShack Corp.	186,385	2,225
	Black & Decker Corp.	46,000	1,923

	Sotheby's	207,724	1,847
*	Discovery Communications Inc. Class A	130,290	1,845
*	Hanesbrands Inc.	140,119	1,787
*	Discovery Communications Inc. Class C	130,648	1,749
*	Hot Topic, Inc.	180,300	1,671
*	Carter's, Inc.	77,700	1,496
	Omnicom Group Inc.	44,063	1,186
	Genuine Parts Co.	29,620	1,121
*	DISH Network Corp.	100,100	1,110
*	Jo-Ann Stores, Inc.	62,759	972
*	CC Media Holdings, Inc.	292,110	811
	PRIMEDIA Inc.	372,566	808
*	Liberty Media Corp.-Capital Series A	149,499	704
*	Liberty Media Corp.-Interactive Series A	225,367	703
	CBS Corp. Class A	85,148	702
	UniFirst Corp.	22,100	656
*	Mohawk Industries, Inc.	15,000	645
*	Bed Bath & Beyond, Inc.	23,300	592
	The Walt Disney Co.	24,700	560
*	Quiksilver, Inc.	300,400	553
*	Blockbuster Inc. Class B	470,128	306
*	Ascent Media Corp.	13,402	293
*	Fleetwood Enterprises, Inc.	2,250,448	225
*	Sun-Times Media Group, Inc.	130,959	7

Consumer Staples (7.6%)
	The Kroger Co.	2,438,647	64,405
	Altria Group, Inc.	3,858,645	58,111
	Costco Wholesale Corp.	516,343	27,108
	Philip Morris International Inc.	559,302	24,335
	The Procter & Gamble Co.	346,000	21,390
	Bunge Ltd.	185,820	9,620
	Safeway, Inc.	399,983	9,508
*	BJ's Wholesale Club, Inc.	245,200	8,400
*	Fresh Del Monte Produce Inc.	354,617	7,950
	Walgreen Co.	177,690	4,384
	The Estee Lauder Cos. Inc. Class A	117,721	3,645
	Kimberly-Clark Corp.	68,026	3,588
	Wal-Mart Stores, Inc.	63,699	3,571
	Nash-Finch Co.	72,300	3,245
	Casey's General Stores, Inc.	141,500	3,222
	PepsiCo, Inc.	56,849	3,114
	Tyson Foods, Inc.	335,788	2,941
	Herbalife Ltd.	116,588	2,528
*	Chiquita Brands International, Inc.	163,400	2,415
	The Pepsi Bottling Group, Inc.	83,800	1,886
*	Darling International, Inc.	287,168	1,577
*	The Pantry, Inc.	60,300	1,293
	Imperial Sugar Co.	76,700	1,100
	Universal Corp. (VA)	26,500	792
	Del Monte Foods Co.	86,347	616
	Diamond Foods, Inc.	27,561	555

	Whole Foods Market, Inc.	48,400	457

Energy (2.6%)
	Chevron Corp.	371,300	27,465
	ConocoPhillips Co.	495,000	25,641
	ExxonMobil Corp.	141,000	11,256
	Apache Corp.	149,100	11,112
	Devon Energy Corp.	114,200	7,504
*	Stone Energy Corp.	242,800	2,676
	EOG Resources, Inc.	40,159	2,674
	Schlumberger Ltd.	55,186	2,336
	W&T Offshore, Inc.	75,300	1,078
*	National Oilwell Varco Inc.	31,414	768
	Baker Hughes Inc.	11,500	369

Financials (5.7%)
	JPMorgan Chase & Co.	1,064,027	33,549
*	Berkshire Hathaway Inc. Class B	5,744	18,461
	MetLife, Inc.	345,500	12,044
	The Travelers Cos., Inc.	221,100	9,994
	Bank of America Corp.	702,166	9,887
	Boston Properties, Inc. REIT	135,744	7,466
	Platinum Underwriters Holdings, Ltd.	165,022	5,954
	Citigroup Inc.	858,913	5,763
*	Arch Capital Group Ltd.	77,150	5,408
	Lazard Ltd. Class A	179,875	5,349
	Morgan Stanley	314,600	5,046
	The Goldman Sachs Group, Inc.	56,700	4,785
	Torchmark Corp.	105,100	4,698
	Moody's Corp.	221,674	4,453
*	Interactive Brokers Group, Inc.	245,759	4,397
	Mercury General Corp.	87,500	4,024
	Aspen Insurance Holdings Ltd.	163,266	3,959
*	Knight Capital Group, Inc. Class A	243,900	3,939
	The Hartford Financial Services Group Inc.	231,400	3,800
	Fifth Third Bancorp	420,200	3,471
*	Conseco, Inc.	668,431	3,462
	SL Green Realty Corp. REIT	132,300	3,427
	Bank of Hawaii Corp.	75,800	3,424
	Discover Financial Services	347,400	3,311
	XL Capital Ltd. Class A	683,610	2,529
	Fidelity National Financial, Inc. Class A	134,600	2,389
	IPC Holdings Ltd.	79,447	2,375
	American International Group, Inc.	1,508,000	2,368
*	PHH Corp.	170,600	2,172
	Protective Life Corp.	150,213	2,156
	American Express Co.	105,380	1,955
	RenaissanceRe Holdings Ltd.	35,015	1,805
	Merrill Lynch & Co., Inc.	142,819	1,662
^	MBIA, Inc.	396,669	1,614
*	Markel Corp.	5,270	1,576
	Genworth Financial Inc.	441,110	1,248

*	CB Richard Ellis Group, Inc.	286,421	1,237
	Allied World Assurance Holdings, Ltd.	29,550	1,200
	Republic Bancorp, Inc. Class A	39,500	1,074
	MGIC Investment Corp.	289,800	1,009
*	SVB Financial Group	36,900	968
	Endurance Specialty Holdings Ltd.	30,273	924
	Progressive Corp. of Ohio	55,570	823
	Montpelier Re Holdings Ltd.	48,172	809
*	ProAssurance Corp.	12,300	649
	Sunstone Hotel Investors, Inc. REIT	76,877	476
	TFS Financial Corp.	34,700	448
	PS Business Parks, Inc. REIT	8,400	375
	Turkiye Garanti Bankasi A.S.	149,300	258
	Ameriprise Financial, Inc.	8,900	208
	RAIT Financial Trust REIT	66,292	172
*	Sovereign Bancorp, Inc.	53,700	160
*,1	J.G. Wentworth Inc.	147,900	37
	Washington Mutual, Inc.	166,300	4

Health Care (7.6%)
	Pfizer Inc.	4,090,300	72,439
	Johnson & Johnson	988,575	59,147
	AmerisourceBergen Corp.	872,971	31,130
*	King Pharmaceuticals, Inc.	2,036,070	21,623
	Merck & Co., Inc.	528,500	16,066
	Wyeth	391,700	14,693
	Eli Lilly & Co.	242,431	9,763
	McKesson Corp.	155,000	6,003
*	Life Technologies Corp.	201,100	4,688
	CIGNA Corp.	252,900	4,261
*	Watson Pharmaceuticals, Inc.	151,100	4,015
	Cardinal Health, Inc.	70,300	2,423
*	WellPoint Inc.	52,938	2,230
*	LifePoint Hospitals, Inc.	94,100	2,149
	Owens & Minor, Inc.	55,570	2,092
*	ViroPharma Inc.	145,400	1,893
*	Genentech, Inc.	19,520	1,618
*	WellCare Health Plans Inc.	100,800	1,296
	Medicis Pharmaceutical Corp.	91,184	1,268
	IMS Health, Inc.	79,918	1,212
	Bristol-Myers Squibb Co.	52,000	1,209
*	Questcor Pharmaceuticals, Inc.	114,510	1,066
*	Emergency Medical Services LP Class A	25,200	923
*	Patterson Companies, Inc.	48,592	911
	Chemed Corp.	20,200	803
*	HealthSouth Corp.	71,900	788
	Schering-Plough Corp.	43,800	746
	Hill-Rom Holdings, Inc.	37,300	614
*	Medco Health Solutions, Inc.	13,800	578
*	Kindred Healthcare, Inc.	40,322	525
*	Cubist Pharmaceuticals, Inc.	20,500	495
*	Health Management Associates Class A	209,900	376

Industrials (1.9%)
	Watson Wyatt & Co. Holdings	194,068	9,280
	General Dynamics Corp.	125,700	7,239
	Viad Corp.	277,770	6,872
*	Delta Air Lines Inc.	590,630	6,769
*	AMR Corp.	616,653	6,580
*	Kansas City Southern	329,875	6,284
	Pitney Bowes, Inc.	161,804	4,123
	Raytheon Co.	78,280	3,995
	L-3 Communications Holdings, Inc.	46,100	3,401
*	US Airways Group Inc.	364,985	2,821
*	WESCO International, Inc.	78,500	1,510
*	United Rentals, Inc.	156,500	1,427
	Armstrong Worldwide Industries, Inc.	57,000	1,232
	Northrop Grumman Corp.	26,501	1,194
	Deere & Co.	22,424	859
*	NCI Building Systems, Inc.	48,683	794
	Gibraltar Industries Inc.	62,400	745
	The Timken Co.	27,000	530
*	Chart Industries, Inc.	39,700	422
	Standex International Corp.	19,500	387
*	AGCO Corp.	15,400	363
	Quanex Building Products Corp.	31,700	297
*	Ultrapetrol Bahamas Ltd.	54,900	175

Information Technology (3.9%)
	Hewlett-Packard Co.	1,144,873	41,547
*	Gartner, Inc. Class A	624,708	11,139
*	Lexmark International, Inc.	336,691	9,057
	Motorola, Inc.	1,986,800	8,802
	Xerox Corp.	1,009,348	8,044
	Microsoft Corp.	304,064	5,911
*	NVIDIA Corp.	607,300	4,901
*	eBay Inc.	344,702	4,812
	Accenture Ltd.	132,777	4,354
*	LSI Corp.	955,665	3,144
*	EarthLink, Inc.	440,720	2,979
*	Tech Data Corp.	156,400	2,790
*	Western Digital Corp.	236,700	2,710
*	Sun Microsystems, Inc.	616,174	2,354
*	Integrated Device Technology Inc.	418,310	2,347
*	Ingram Micro, Inc. Class A	171,300	2,294
	Corning, Inc.	237,544	2,264
*	DST Systems, Inc.	58,663	2,228
*	Avocent Corp.	118,284	2,118
*	Amkor Technology, Inc.	722,000	1,574
*	Google Inc.	4,075	1,254
*	Forrester Research, Inc.	43,700	1,233
*	3Com Corp.	478,806	1,092
*	Integral Systems, Inc.	87,466	1,054
*	Unisys Corp.	1,107,400	941

*	Hewitt Associates, Inc.	29,400	834
	Black Box Corp.	31,279	817
	Seagate Technology	159,587	707
	Microchip Technology, Inc.	34,188	668
*	JDA Software Group, Inc.	49,800	654
*	Anixter International Inc.	20,700	623
*	Adaptec, Inc.	173,900	574
	United Online, Inc.	91,700	557
*	Perot Systems Corp.	38,500	526
	MAXIMUS, Inc.	12,700	446
	Plantronics, Inc.	33,600	444
*	Multi-Fineline Electronix, Inc.	23,483	274
*	Dell Inc.	25,900	265

Materials (0.4%)
	Scotts Miracle-Gro Co.	238,964	7,102
	Ashland, Inc.	168,700	1,773
	Innophos Holdings Inc.	79,400	1,573
	Praxair, Inc.	17,943	1,065
	Olympic Steel, Inc.	41,900	854
*	Headwaters Inc.	39,022	263

Telecommunication Services (0.8%)
	AT&T Inc.	663,700	18,916
*	NII Holdings Inc.	210,335	3,824
*	Sprint Nextel Corp.	1,570,400	2,874
*	Cincinnati Bell Inc.	1,441,142	2,781
*,^	Level 3 Communications, Inc.	2,150,482	1,505

Utilities (0.3%)
	Wisconsin Energy Corp.	149,700	6,285
	The Laclede Group, Inc.	63,500	2,974
	OGE Energy Corp.	64,700	1,668

			1,380,388
Total Common Stocks (Cost $4,902,262)			3,429,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Convertible Bonds (0.1%)
United States (0.1%)
	NII Holdings Cvt.	3.125%	6/15/12	2,998	1,817
	SL Green Realty Corp. Cvt.	3.000%	3/30/27	1,032	608

					2,425
Total Convertible Bonds (Cost $2,355)					2,425
Temporary Cash Investments (5.0%)
		Coupon		Shares	Market Value ($000)
Money Market Fund (4.2%)
[2,3]	Vanguard Market Liquidity Fund	1.378%		147,945,498	147,945
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.8%)
[4,5]	Federal Home Loan Bank	2.624%	2/25/09	900	900
[4,5]	Federal Home Loan Bank	2.574%	2/27/09	4,000	3,999
[4,5]	Federal Home Loan Mortgage Corp.	2.642%	2/19/09	8,000	7,999
[4,5]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	10,000	9,999
[4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	7,000	6,993

					29,890
Total Temporary Cash Investments(Cost $177,752)					177,835
Total Investments (101.2%) (Cost $5,082,369)					3,609,876
[3,5] Other Assets and Liabilities-Net (-1.2%)					(43,074)
Net Assets (100%)					3,566,802

*					Non-income-producing security.
^					Part of security position is on loan to broker-dealers. The total value of securities on loan is $44,919,000.
1					Restricted security represents 0.00% of net assets.
2					Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3					Includes $47,647,000 of collateral received for securities on loan.
4					The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5					Securities with a value of $22,897,000 and cash of $2,505,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $5,096,867,000. Net unrealized depreciation of investment securities for tax purposes was $1,486,991,000, consisting of unrealized gains of $217,320,000 on securities that had risen in value since their purchase and $1,704,311,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 3.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short)Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	145	32,629	1,005
Dow Jones EURO STOXX 50 Index	578	19,684	(113)
Topix Index	92	8,748	406
FTSE 100 Index	115	7,258	137
S&P ASX 200 Index	53	3,461	159
MSCI Taiwan Index	99	1,727	92

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

3/25/2009	AUD	4,745	USD	3,283	(20)
3/16/2009	USD	26,811	CAD	33,091	1,801
3/16/2009	USD	8,541	CHF	9,084	(960)
3/16/2009	USD	20,725	EUR	14,948	(1,366)
3/25/2009	EUR	7,282	USD	10,094	(427)
3/16/2009	USD	48,811	GBP	34,002	2,796
3/25/2009	GBP	5,243	USD	7,526	(509)
3/18/2009	JPY	707,445	USD	7,817	85

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assetsfinancial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

AUD-Australian dollar.

CAD-Canadian dollar.

CHF-Swiss Franc.

EUR-Euro.

GBP-British pound.

JPY-Japanese yen.

USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts (000)
Level 1- Quoted prices	1,693,983	1,686	1,400
Level 2- Other significant observable inputs	1,915,856	-	-
Level 3- Significant unobservable inputs	37	-	-
Total	3,609,876	1,686	1,400

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2008:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of September 30, 2008	1,775
Transfers in and/or out of Level 3	228,486
Change in Unrealized Appreciation (Depreciation)	(230,224)
Balance as of December 31, 2008	37

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (84.0%)
Consumer Discretionary (10.0%)
	Snap-On Inc.	18,300	721
*	Marvel Entertainment, Inc.	18,500	569
*	Rent-A-Center, Inc.	31,300	552
*	WMS Industries, Inc.	20,300	546
	John Wiley & Sons Class A	14,300	509
*	CEC Entertainment Inc.	19,100	463
*	Big Lots Inc.	31,700	459
*	The Gymboree Corp.	17,400	454
	Bob Evans Farms, Inc.	21,687	443
*	DreamWorks Animation SKG, Inc.	17,100	432
*,^	Jos. A. Bank Clothiers, Inc.	16,200	424
*	P.F. Chang's China Bistro, Inc.	20,200	423
*	Aeropostale, Inc.	26,200	422
*	Papa John's International, Inc.	20,915	385
*	Denny's Corp.	189,772	378
*	Fossil, Inc.	21,200	354
	Finish Line, Inc.	62,800	352
	Interactive Data Corp.	13,900	343
	DeVry, Inc.	5,900	339
*	Brink's Home Security Holdings, Inc.	14,300	313
*	Jarden Corp.	26,300	302
	International Speedway Corp.	9,800	282
*	Exide Technologies	52,500	278
*	The Warnaco Group, Inc.	13,900	273
	Cracker Barrel Old Country Store Inc.	13,124	270
*	The Children's Place Retail Stores, Inc.	12,000	260
*	Pre-Paid Legal Services, Inc.	5,900	220
*	JAKKS Pacific, Inc.	10,600	219
	Movado Group, Inc.	22,703	213
*	Sally Beauty Co. Inc.	37,300	212
*	Town Sports International Holdings, Inc.	66,048	211
	Systemax Inc.	18,400	198
	American Greetings Corp. Class A	25,600	194
	Oxford Industries, Inc.	20,000	175
	CSS Industries, Inc.	9,500	168
	Service Corp. International	32,190	160
*	Bally Technologies Inc.	6,200	149
*	Deckers Outdoor Corp.	1,800	144
	Burger King Holdings Inc.	5,678	136
	ArvinMeritor, Inc.	45,900	131
	Polaris Industries, Inc.	4,500	129
	Strayer Education, Inc.	600	129
	Barnes & Noble, Inc.	7,500	112
*	Steven Madden, Ltd.	4,600	98

*	Blockbuster Inc. Class A	66,700	84
*	The Wet Seal, Inc. Class A	25,700	76
	Blyth, Inc.	9,500	74
	Tempur-Pedic International Inc.	9,600	68
	Regis Corp.	4,400	64
*	Mediacom Communications Corp.	14,600	63
*	Carter's, Inc.	2,600	50
*	thinkorswim Group, Inc.	7,600	43
*	Steiner Leisure Ltd.	1,400	41
	Stewart Enterprises, Inc. Class A	13,700	41
*	Skechers U.S.A., Inc.	3,200	41
	Meredith Corp.	2,300	39
	Sonic Automotive, Inc.	9,200	37
*	Lear Corp.	21,900	31
*	Quiksilver, Inc.	16,200	30
*	Panera Bread Co.	500	26
*	True Religion Apparel, Inc.	2,000	25
	Fisher Communications, Inc.	1,200	25
	Cinemark Holdings Inc.	3,200	24
	Asbury Automotive Group, Inc.	5,057	23
*	Unifi, Inc.	5,200	15
			14,464
Consumer Staples (3.0%)

	Corn Products International, Inc.	24,005	693
*	Winn-Dixie Stores, Inc.	30,742	495
	Nash-Finch Co.	9,500	426
	Herbalife Ltd.	19,500	423
	Cal-Maine Foods, Inc.	14,400	413
*	Chiquita Brands International, Inc.	22,700	336
	Alberto-Culver Co.	13,100	321
*	Alliance One International, Inc.	88,200	259
	Universal Corp. (VA)	8,600	257
	Coca-Cola Bottling Co.	4,600	211
*	BJ's Wholesale Club, Inc.	4,400	151
	Nu Skin Enterprises, Inc.	12,500	130
	Spartan Stores, Inc.	4,200	98
*	Revlon, Inc.	14,100	94
	Village Super Market Inc. Class A	1,100	63
			4,370

Energy (4.5%)
*	Comstock Resources, Inc.	13,600	642
*	Concho Resources, Inc.	22,200	507
	Overseas Shipholding Group Inc.	11,500	484
*	Contango Oil & Gas Co.	8,600	484
*	Encore Acquisition Co.	17,700	452
*	Whiting Petroleum Corp.	12,900	432
	St. Mary Land & Exploration Co.	19,086	388
*	Oil States International, Inc.	20,397	381
*	Mariner Energy Inc.	29,000	296
	W&T Offshore, Inc.	18,500	265

*	McMoRan Exploration Co.	24,600	241
*	Complete Production Services, Inc.	28,700	234
*	Swift Energy Co.	13,229	222
*	Superior Energy Services, Inc.	13,253	211
*	Unit Corp.	7,590	203
*	Gulfmark Offshore, Inc.	7,400	176
*	PetroQuest Energy, Inc.	22,000	149
*	Matrix Service Co.	16,200	124
	Walter Industries, Inc.	6,600	115
*	Alpha Natural Resources, Inc.	6,400	104
	Berry Petroleum Class A	13,500	102
	Core Laboratories N.V.	1,400	84
*	Warren Resources Inc.	29,700	59
*	Vaalco Energy, Inc.	5,100	38
*	Clayton Williams Energy, Inc.	700	32
*	General Maritime Corp.	2,814	30
	World Fuel Services Corp.	800	30
			6,485
Financials (18.4%)
	The Hanover Insurance Group Inc.	16,800	722
	Bank of Hawaii Corp.	15,700	709
	Allied World Assurance Holdings, Ltd.	15,900	646
	Aspen Insurance Holdings Ltd.	26,600	645
	Platinum Underwriters Holdings, Ltd.	17,200	621
	First Niagara Financial Group, Inc.	35,900	581
	IPC Holdings Ltd.	19,000	568
	FirstMerit Corp.	27,000	556
	UMB Financial Corp.	11,200	550
*	Knight Capital Group, Inc. Class A	33,400	539
	United Bankshares, Inc.	15,800	525
	Astoria Financial Corp.	31,300	516
	Odyssey Re Holdings Corp.	9,700	503
	Trustmark Corp.	23,222	501
	Senior Housing Properties Trust REIT	27,700	496
	First Community Bancshares, Inc.	13,250	462
	BancFirst Corp.	8,726	462
	American Physicians Capital, Inc.	9,400	452
*	Interactive Brokers Group, Inc.	24,900	445
	Cash America International Inc.	16,213	443
	Highwood Properties, Inc. REIT	15,710	430
*	Ocwen Financial Corp.	46,459	427
	Univest Corp. of Pennsylvania	12,900	415
	First Financial Corp. (IN)	10,100	414
	City Holding Co.	11,662	406
	WSFS Financial Corp.	8,350	401
	Safety Insurance Group, Inc.	10,400	396
*	EZCORP, Inc.	25,839	393
	Healthcare Realty Trust Inc. REIT	16,400	385
	F.N.B. Corp.	28,400	375
	Alexandria Real Estate Equities, Inc. REIT	6,200	374
	Pacific Capital Bancorp	20,700	349
	Entertainment Properties Trust REIT	11,600	346

	Washington REIT	12,200	345
	Cullen/Frost Bankers, Inc.	6,700	340
*	Stifel Financial Corp.	7,350	337
	National Retail Properties REIT	19,300	332
	WesBanco, Inc.	12,000	327
*	SVB Financial Group	12,300	323
	First BanCorp Puerto Rico	27,200	303
	Mid-America Apartment Communities, Inc. REIT	7,870	292
	Home Properties, Inc. REIT	7,200	292
	Douglas Emmett, Inc. REIT	21,900	286
	International Bancshares Corp.	12,800	279
	Nelnet, Inc.	19,300	277
	TriCo Bancshares	10,700	267
	Sovran Self Storage, Inc. REIT	7,100	256
	Raymond James Financial, Inc.	14,800	254
	Sun Communities, Inc. REIT	17,000	238
	R.L.I. Corp.	3,800	232
	DCT Industrial Trust Inc. REIT	45,500	230
	Extra Space Storage Inc. REIT	22,000	227
	Financial Federal Corp.	9,500	221
	Cedar Shopping Centers, Inc. REIT	31,000	219
	Baldwin & Lyons, Inc. Class B	11,383	207
	LTC Properties, Inc. REIT	9,100	185
	Equity Lifestyle Properties, Inc. REIT	4,800	184
	Corporate Office Properties Trust, Inc. REIT	5,700	175
	U-Store-It Trust REIT	39,300	175
	Digital Realty Trust, Inc. REIT	5,310	174
	Realty Income Corp. REIT	7,400	171
	Rayonier Inc. REIT	5,420	170
*	ProAssurance Corp.	3,200	169
	Nationwide Health Properties, Inc. REIT	5,600	161
	Kilroy Realty Corp. REIT	4,700	157
	Pennsylvania REIT	20,970	156
	Jones Lang LaSalle Inc.	5,270	146
	Essex Property Trust, Inc. REIT	1,900	146
*	Investment Technology Group, Inc.	6,000	136
	National Western Life Insurance Co. Class A	800	135
	HRPT Properties Trust REIT	37,900	128
	Parkway Properties Inc. REIT	7,000	126
	Colonial Properties Trust REIT	15,070	126
	Potlatch Corp. REIT	4,000	104
	First Financial Bancorp	8,100	100
	Old National Bancorp	5,340	97
	Mack-Cali Realty Corp. REIT	3,820	94
	First Industrial Realty Trust REIT	12,200	92
	BRE Properties Inc. Class A REIT	3,200	90
*	FCStone Group, Inc.	18,100	80
	Presidential Life Corp.	7,900	78
	Franklin Street Properties Corp. REIT	5,270	78
	Westamerica Bancorporation	900	46
	LaSalle Hotel Properties REIT	4,100	45
	Umpqua Holdings Corp.	3,100	45

	Sunstone Hotel Investors, Inc. REIT	6,873	43
*	CNA Surety Corp.	2,100	40
*	Amerisafe Inc.	1,900	39
	Bank of the Ozarks, Inc.	1,300	39
	Provident Financial Services Inc.	2,500	38
	Lakeland Financial Corp.	1,600	38
	Brandywine Realty Trust REIT	4,700	36
	Republic Bancorp, Inc. Class A	1,200	33
	Suffolk Bancorp	900	32
	TrustCo Bank NY	3,400	32
	Prospect Energy Corp.	2,700	32
*	Crawford & Co. Class B	2,200	32
	Taubman Co. REIT	1,210	31
	Simmons First National Corp.	1,000	29
	NBT Bancorp, Inc.	1,000	28
	Post Properties, Inc. REIT	1,660	27
	Employers Holdings, Inc.	1,600	26
	First Financial Holdings, Inc.	1,300	26
*	FPIC Insurance Group, Inc.	600	26
	S.Y. Bancorp, Inc.	900	25
	Wilmington Trust Corp.	800	18
			26,576
Health Care (10.4%)
*	Gen-Probe Inc.	17,300	741
*	Valeant Pharmaceuticals International	28,700	657
*	Onyx Pharmaceuticals, Inc.	18,500	632
*	OSI Pharmaceuticals, Inc.	15,449	603
*	AMERIGROUP Corp.	20,100	593
*	Psychiatric Solutions, Inc.	20,300	565
*	LifePoint Hospitals, Inc.	23,100	528
*	Healthspring, Inc.	26,000	519
	Owens & Minor, Inc.	13,600	512
	STERIS Corp.	20,700	495
*	Cubist Pharmaceuticals, Inc.	19,700	476
	Chemed Corp.	11,500	457
*	CONMED Corp.	17,700	424
*	Emergent BioSolutions Inc.	15,700	410
*	Amedisys Inc.	9,900	409
*	Questcor Pharmaceuticals, Inc.	43,500	405
	Datascope Corp.	7,631	399
*	Bio-Rad Laboratories, Inc. Class A	5,206	392
*	Gentiva Health Services, Inc.	13,200	386
*	AthenaHealth Inc.	9,400	354
*	Sun Healthcare Group Inc.	38,100	337
*	AmSurg Corp.	13,700	320
*	CorVel Corp.	14,500	319
*	Alexion Pharmaceuticals, Inc.	8,700	315
*	Myriad Genetics, Inc.	4,600	305
*	Alnylam Pharmaceuticals Inc.	12,100	299
*	Molina Healthcare Inc.	16,906	298
*	Isis Pharmaceuticals, Inc.	19,500	277
	Medicis Pharmaceutical Corp.	19,100	266

*	HealthSouth Corp.	22,500	247
*	Cross Country Healthcare, Inc.	26,864	236
*	Cynosure Inc.	24,800	226
*	The Medicines Co.	15,100	222
	PDL BioPharma Inc.	32,400	200
*	Emergency Medical Services LP Class A	4,400	161
*	Albany Molecular Research, Inc.	14,900	145
*	eResearch Technology, Inc.	16,800	111
*	PAREXEL International Corp.	9,300	90
*	Masimo Corp.	2,700	81
*	Luminex Corp.	3,300	71
	Analogic Corp.	2,500	68
*	Facet Biotech Corp.	6,480	62
*	Edwards Lifesciences Corp.	1,000	55
	Martek Biosciences Corp.	1,300	39
*	ViroPharma Inc.	2,800	36
*	AMN Healthcare Services, Inc.	3,739	32
*	Centene Corp.	1,400	28
*	Nabi Biopharmaceuticals	8,200	27
*	Kensey Nash Corp.	1,400	27
*	Cyberonics, Inc.	1,600	27
*	American Medical Systems Holdings, Inc.	2,900	26
*	PharMerica Corp.	1,500	24
*	Thoratec Corp.	700	23
*	Hanger Orthopedic Group, Inc.	1,500	22
*	Watson Pharmaceuticals, Inc.	800	21
*	RehabCare Group, Inc.	1,400	21
	Teleflex Inc.	400	20
			15,041
Industrials (14.5%)
	GATX Corp.	20,500	635
	Watson Wyatt & Co. Holdings	13,000	622
	Lennox International Inc.	18,448	596
	The Brink's Co.	21,400	575
*	EMCOR Group, Inc.	25,500	572
	Acuity Brands, Inc.	16,042	560
	The Timken Co.	28,300	556
*	Kirby Corp.	19,600	536
	Triumph Group, Inc.	11,200	476
*	GrafTech International Ltd.	56,900	473
*	Sykes Enterprises, Inc.	24,500	468
*	Energy Conversion Devices, Inc.	18,500	466
*	TransDigm Group, Inc.	13,800	463
	Textainer Group Holdings Ltd.	43,300	459
*	TBS International Ltd.	44,000	441
	CIRCOR International, Inc.	15,900	437
*	RSC Holdings Inc.	50,400	429
	Trinity Industries, Inc.	27,060	427
*	NCI Building Systems, Inc.	25,900	422
	Deluxe Corp.	28,000	419
*	Gardner Denver Inc.	17,900	418
	A.O. Smith Corp.	13,900	410

*	Genesee & Wyoming Inc. Class A	13,400	409
	Pacer International, Inc.	38,500	402
	Titan International, Inc.	48,600	401
*	Perini Corp.	16,800	393
	Belden Inc.	18,600	388
*	United Stationers, Inc.	11,141	373
*	Chart Industries, Inc.	33,300	354
*	United Rentals, Inc.	37,319	340
	Gibraltar Industries Inc.	28,100	336
*	Esterline Technologies Corp.	8,700	330
	Arkansas Best Corp.	10,900	328
*	First Advantage Corp. Class A	22,800	323
	Knoll, Inc.	35,300	318
	Ryder System, Inc.	8,009	311
*	Republic Airways Holdings Inc.	28,800	307
	Apogee Enterprises, Inc.	29,342	304
*	Columbus McKinnon Corp.	21,900	299
	Steelcase Inc.	51,874	292
	Werner Enterprises, Inc.	16,800	291
	Robbins & Myers, Inc.	17,900	289
	Herman Miller, Inc.	21,600	281
*	MPS Group, Inc.	37,150	280
	Armstrong Worldwide Industries, Inc.	12,500	270
*	Mastec Inc.	22,300	258
	Genco Shipping and Trading Ltd.	16,100	238
*	American Reprographics Co.	33,800	233
	Lindsay Manufacturing Co.	6,400	203
*	Polypore International Inc.	23,900	181
	EnergySolutions	29,400	166
*	Pike Electric Corp.	11,500	141
*	Cenveo Inc.	29,400	131
*	ATC Technology Corp.	7,900	116
	CDI Corp.	8,900	115
	Carlisle Co., Inc.	5,200	108
*	URS Corp.	2,600	106
*	Marten Transport, Ltd.	2,900	55
	Briggs & Stratton Corp.	3,100	55
	Federal Signal Corp.	6,600	54
	The Standard Register Co.	5,800	52
*	Blount International, Inc.	4,900	46
*	M&F Worldwide Corp.	3,000	46
	AAON, Inc.	2,100	44
*	Waste Services, Inc.	4,900	32
	MSC Industrial Direct Co., Inc. Class A	800	30
*	Alliant Techsystems, Inc.	300	26
	Lincoln Electric Holdings, Inc.	500	26
*	Clearwater Paper Corp.	1,142	10
			20,951
Information Technology (14.0%)
*	QLogic Corp.	49,200	661
	Diebold, Inc.	23,000	646
*	Sybase, Inc.	23,482	582

*	Sohu.com Inc.	11,800	559
*	Metavante Technologies	34,600	557
*	Compuware Corp.	79,000	533
*	3Com Corp.	218,700	499
*	j2 Global Communications, Inc.	24,500	491
*	ManTech International Corp.	8,925	484
*	Integrated Device Technology Inc.	83,500	468
*	EarthLink, Inc.	68,700	464
*	Skyworks Solutions, Inc.	81,900	454
*	Starent Networks Corp.	37,900	452
*	Cabot Microelectronics Corp.	17,300	451
*	SPSS, Inc.	16,660	449
*	S1 Corp.	56,718	448
*	Plexus Corp.	26,265	445
*	JDA Software Group, Inc.	32,400	425
	Syntel, Inc.	18,152	420
*	Interwoven Inc.	33,028	416
*	Dolby Laboratories Inc.	12,380	406
*	Avocent Corp.	22,200	398
*	Brocade Communications Systems, Inc.	137,800	386
*	Multi-Fineline Electronix, Inc.	32,300	378
*	iGATE Corp.	57,471	374
*	MKS Instruments, Inc.	24,700	365
*	Silicon Image, Inc.	86,500	363
*	Anixter International Inc.	12,000	361
*	AsiaInfo Holdings, Inc.	29,700	352
	United Online, Inc.	55,900	339
*	TriQuint Semiconductor, Inc.	98,100	337
*	Net 1 UEPS Technologies, Inc.	24,300	333
*	Sapient Corp.	71,900	319
*	Tekelec	23,700	316
*	Gartner, Inc. Class A	17,300	308
	Methode Electronics, Inc. Class A	44,200	298
*	Checkpoint Systems, Inc.	27,300	269
*	Genpact, Ltd.	32,200	265
*	TNS Inc.	27,300	256
*	Emulex Corp.	34,370	240
*	MICROS Systems, Inc.	14,448	236
*	UTStarcom, Inc.	120,800	223
	Plantronics, Inc.	15,500	205
*	PMC Sierra Inc.	41,100	200
*	Amkor Technology, Inc.	86,165	188
*	Verigy Ltd.	18,700	180
	Marchex, Inc.	29,900	174
*	Silicon Laboratories Inc.	6,900	171
*	CSG Systems International, Inc.	9,684	169
*	SAIC, Inc.	8,100	158
*	Monolithic Power Systems	12,100	153
*	Microsemi Corp.	11,800	149
*	Insight Enterprises, Inc.	20,300	140
*	Fairchild Semiconductor International, Inc.	28,600	140
	Jack Henry & Associates Inc.	6,600	128

*	Novell, Inc.	30,700	119
*	ATMI, Inc.	6,600	102
*	Quantum Corp.	258,800	93
*	NeuStar, Inc. Class A	4,800	92
	Micrel, Inc.	9,500	69
*	ON Semiconductor Corp.	15,400	52
*	SINA.com	2,200	51
*	Lawson Software, Inc.	10,500	50
	Global Payments Inc.	1,300	43
*	BigBand Networks Inc.	7,700	43
*	Comtech Telecommunications Corp.	900	41
*	Netezza Corp.	6,200	41
	InfoSpace, Inc.	4,700	35
	ADTRAN Inc.	2,000	30
	Black Box Corp.	1,100	29
*	Harmonic, Inc.	5,100	29
*	Cirrus Logic, Inc.	6,800	18
			20,118
Materials (3.9%)
	Compass Minerals International, Inc.	10,400	610
	Olin Corp.	29,800	539
	Rock-Tenn Co.	14,900	509
	Schnitzer Steel Industries, Inc. Class A	13,000	489
	Innophos Holdings Inc.	21,800	432
	Worthington Industries, Inc.	35,300	389
	Airgas, Inc.	9,600	374
	Greif Inc. Class A	11,034	369
	Koppers Holdings, Inc.	16,500	357
	Carpenter Technology Corp.	16,100	331
	Cytec Industries, Inc.	15,500	329
*	Buckeye Technology, Inc.	51,500	187
	Glatfelter	20,100	187
	Terra Industries, Inc.	11,200	187
	H.B. Fuller Co.	9,400	151
*	Rockwood Holdings, Inc.	3,400	37
	Stepan Co.	600	28
	AptarGroup Inc.	700	25
	Silgan Holdings, Inc.	500	24
			5,554
Telecommunication Services (0.9%)
*	Syniverse Holdings Inc.	36,340	434
*	Cincinnati Bell Inc.	160,300	309
*	Premiere Global Services, Inc.	34,100	294
	NTELOS Holdings Corp.	9,200	227
*	Centennial Communications Corp. Class A	10,110	81
			1,345
Utilities (4.4%)
	Atmos Energy Corp.	26,500	628
	Vectren Corp.	25,000	625
	ITC Holdings Corp.	14,300	625
	Hawaiian Electric Industries Inc.	24,400	540
	NorthWestern Corp.	22,000	516

Avista Corp.	25,400	492
Portland General Electric Co.	24,700	481
WGL Holdings Inc.	13,600	445
UIL Holdings Corp.	13,400	402
Cleco Corp.	14,300	326
Northwest Natural Gas Co.	5,800	257
Southwest Gas Corp.	8,800	222
National Fuel Gas Co.	4,500	141
MGE Energy, Inc.	4,100	135
UGI Corp. Holding Co.	5,100	125
Energen Corp.	3,844	113
OGE Energy Corp.	4,000	103
CMS Energy Corp.	7,200	73
Aqua America, Inc.	3,000	62
Piedmont Natural Gas, Inc.	700	22
		6,333
Total Common Stocks (Cost $168,927)		121,237

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (15.8%)
Money Market Fund (5.5%)
[1,2]	Vanguard Market Liquidity Fund	1.378%	8,008,875	8,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Certificates of Deposit (5.5%)
	Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.250%	1/15/09	600	601
	Bank of America	3.750%	1/16/09	631	631
	Bank of Nova Scotia (Houston Branch)	4.600%	1/15/09	600	601
	Barclays Bank PLC (New York Branch)	4.700%	1/15/09	600	601
	BNP Paribas (New York Branch)	4.400%	1/15/09	600	601
	Citibank, N.A.	4.500%	1/15/09	600	601
	Lloyds TSB Bank PLC (New York Branch)	4.300%	1/15/09	600	601
	Rabobank Nederland NV (New York Branch)	3.800%	1/15/09	632	633
	Royal Bank of Scotland Group	4.750%	1/15/09	600	601
	Societe Generale (New York Branch)	4.600%	1/15/09	600	601
	State Street Bank & Trust Co.	4.630%	1/15/09	600	601
	Svenska Handelsbanken (New York Branch)	4.500%	1/15/09	600	601
	Toronto Dominion Bank (New York Branch)	3.900%	1/15/09	600	601
					7,875
Commercial Paper (2.9%)
[3]	Danske Corp.	4.333%	4/15/09	600	598
[3]	Electricite de France	4.143%	1/15/09	600	600
	General Electric Capital Corp.	3.874%	4/15/09	600	598
[3]	Liberty Street Funding LLC	4.655%	1/15/09	600	600
	Nordea North America Inc.	4.551%	1/12/09	600	600
	Santander Central Hispano Finance (Delaware), Inc.	4.249%	4/16/09	600	597
	Toyota Motor Credit Corp.	3.960%	1/15/09	600	600
					4,193
U.S. Agency Obligations (1.9%)
[4,5]	Federal Home Loan Mortgage Corp.	2.642%	2/19/09	500	500
[4,5]	Federal National Mortgage Assn.	2.625%	2/17/09	2,000	1,999

Strategic Small-Cap Equity Fund

[4,5]	Federal National Mortgage Assn.	0.401%	4/20/09	200	200
2,699
Total Temporary Cash Investments (Cost $22,738)	22,776
Total Investments (99.8%) (Cost $191,665)	144,013
Other Assets and Liabilities-Net (0.2%)[2]	357
Net Assets (100%)	144,370

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $133,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $138,000 of collateral received for securities on loan.
3

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At December 31, 2008, the aggregate value of these securities was $1,798,000, representing 1.2% of net assets.

4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $2,699,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the cost of investment securities for tax purposes was $191,665,000. Net unrealized depreciation of investment securities for tax purposes was $47,652,000, consisting of unrealized gains of $4,936,000 on securities that had risen in value since their purchase and $52,588,000 in unrealized losses on securities that had fallen in value since their purchase.

Strategic Small-Cap Equity Fund

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	438	21,808	1,227
E-mini S&P MidCap 400 Index	7	376	25
S&P MidCap 400 Index	1	269	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	129,246	1,265
Level 2- Other significant observable inputs	14,767	-
Level 3- Significant unobservable inputs	-	-
Total	144,013	1,265

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

VANGUARD HORIZON FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.